SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 2-84776)
  UNDER THE SECURITIES ACT OF 1933                                 [X]

 Pre-Effective Amendment No.                                       [ ]

 Post-Effective Amendment No. 50                                   [X]

and

REGISTRATION STATEMENT (No. 811-3785)
 UNDER THE INVESTMENT COMPANY ACT OF 1940                          [X]

 Amendment No. 50                                                  [X]

Fidelity Advisor Series I
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                   ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on January 28, 1999 pursuant to paragraph (a)(1) of Rule 485. ( ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY
       VALUE STRATEGIES FUND
(fund 014, trading symbol FSLSX)
   Initial Class of Fidelity Advisor Value Strategies Fund

PROSPECTUS
       JANUARY 28, 2000

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS



FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         4   FEE TABLE

FUND BASICS              5   INVESTMENT DETAILS

                         6   VALUING SHARES

SHAREHOLDER INFORMATION  6   BUYING AND SELLING SHARES

                         13  EXCHANGING SHARES

                         13  ACCOUNT FEATURES AND POLICIES

                         16  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         17  TAX CONSEQUENCES

FUND SERVICES            17  FUND MANAGEMENT

                         18  FUND DISTRIBUTION

APPENDIX                 18  FINANCIAL HIGHLIGHTS


FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR    VALUE STRATEGIES     FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet)    Normally     investing primarily in common
stocks.

   (small solid bullet) Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

   (small solid bullet) Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.

(small solid bullet) Investing in domestic and foreign issuers.


(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole.    The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   (small solid bullet)     "VALUE" INVESTING.    "Value" stocks can
perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the fund's performance from year to year and compares Initial Class's performance to the performance of a market index and an average of the performance
of similar funds over various periods of time.    Prior to July 1,
1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance
may not represent its current investment policies.     Returns are
based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

VALUE STRATEGIES - INITIAL
CLASS

Calendar Years              1990  1991  1992  1993  1994  1995  1996  1997  1998  1999

                            %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF    VALUE
STRATEGIES    , THE HIGHEST RETURN FOR A QUARTER WAS    __    %
(QUARTER ENDING    _____    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   __    % (QUARTER ENDING    _____    ).

AVERAGE ANNUAL RETURNS

For the periods ended           Past 1 year  Past 5 years  Past 10 years
December 31, 1999

Value Strategies-Initial Class   %            %             %

Russell MidCap Value Index       %            %             %

S&P 500(Registered trademark)    %            %             %

Lipper Capital Appreciation      %            %             %
Funds Average

[If FMR had not reimbursed certain class expenses during these periods, Initial Class's returns would have been lower.]

   Going forward, Advisor Value Strategies' performance will be compared to the Russell MidCap Value Index rather than the Standard & Poor's 500 Index (S&P 500) because the Russell MidCap Value Index more closely reflects the fund's investment strategy.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

S&P 500 is a market capitalization-weighted index of common stocks.

Lipper Capital Appreciation Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred
when you buy, hold   ,     or sell Initial Class shares of the fund.
[The annual class operating expenses provided below for Initial Class are based on historical expenses, adjusted to reflect current
fees   .] [The annual class operating expenses provided below for
Initial Class do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual class operating expenses provided below for Initial Class are based on historical expenses.]

SHAREHOLDER    F    EES (PAID BY THE INVESTOR DIRECTLY)

                                          Initial Class

Sales charge (load) on                    None
purchases and reinvested
distributions

Deferred sales charge (load)              None
on redemptions

Annual account maintenance  $12.00
fee (for accounts under
$2,500)

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                              Initial Class      Other expenses                %

Management fee                %                  Total annual class operating  %
                                                 expensesA
Distribution and Service      None
(12b-1) fee


A EFFECTIVE FEBRUARY 27, 1999, FMR HAS VOLUNTARILY AGREED TO REIMBURSE
   THE     INITIAL CLASS OF THE FUND TO THE EXTENT THAT TOTAL
OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING
FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A
PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 1.05%. THIS ARRANGEMENT
CAN BE    DISCONTINUED     BY FMR AT ANY TIME.

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Initial Class operating expenses [, after reimbursement,]would
have been    __    % .]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Initial Class's annual return is 5% and that your shareholder fees and Initial Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                Initial Class

1 year          $

3 years         $

5 years         $

10 years        $

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR    VALUE STRATEGIES     FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.


   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible
securities   ,     and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. The fund's reaction to these developments will be
affected by the types of        securities in which the fund invests,
the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors    can     significantly affect the fund's
performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short   -    term, equity prices can fluctuate
dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react
differently    from     small cap stocks, and "growth" stocks can
react differently    from     "value" stocks. Issuer,
political   ,     or economic developments can affect a single issuer,
issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign
markets can perform differently    from     the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

       "VALUE" INVESTING.    "Value" stocks can react differently to
issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect
   the     fund's performance and the fund may not achieve its
investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The    policy     discussed below    is     fundamental, that is,
subject to change only by shareholder approval.

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product and service information, please use the following Web site and phone numbers:

(small solid bullet) For information over the Internet, visit
Fidelity's Web site at www.fidelity.com.

(small solid bullet) For accessing account information automatically
by phone, use    Fidelity Automated Service Telephone (FASTSM)    ,
1-800-544-5555.

(small solid bullet) For exchanges and redemptions, 1-800-544-7777.

(small solid bullet) For account assistance, 1-800-544-6666.

(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.

(small solid bullet) For brokerage information, 1-800-544-7272.

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell Initial Class shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the
procedures for buying, selling   ,     and exchanging Initial Class
shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Initial Class shares of the fund, including a transaction fee if you buy or sell Initial Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS

(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Initial Class shares are offered only to current Initial Class shareholders.

The price to buy one share of Initial Class is the class's NAV.
Initial Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the class is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS

TO OPEN AN ACCOUNT                        $2,500

For certain Fidelity retirement accountsA $   500

TO ADD TO AN ACCOUNT                      $250

Through regular investment plans          $100

MINIMUM BALANCE                           $2,000

For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA,        ROLLOVER IRA, SEP-IRA,
AND KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-544-7777         TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.
                             (small solid bullet) Use
                             Fidelity Money
                             Line(registered trademark)
                             to transfer from your bank
                             account.

INTERNET WWW.FIDELITY.COM    TO OPEN AN ACCOUNT
                             (small solid bullet) Complete
                             and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address
                             under "Mail" below.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             (small solid bullet) Use
                             Fidelity Money Line to
                             transfer from your bank
                             account.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770001 CINCINNATI,  (small solid bullet) Complete
OH 45277-0002                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to the address
                             at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to the address at
                             left.
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Send a letter of instruction
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to a Fidelity Investor
                             Center. Call 1-800-544-9797
                             for the center nearest you.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to a Fidelity
                             Investor Center. Call
                             1-800-544-9797 for the
                             center nearest you.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             1-800-544-7777 to set up
                             your account and arrange a
                             wire transaction.
                             (small solid bullet) Wire
                             within 24 hours to: Bankers
                             Trust Company, Bank Routing
                             # 021001033, Account #
                             00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Automatic Account
                             Builder(registered
                             trademark) or Direct Deposit.
                             (small solid bullet) Use
                             Fidelity Automatic Exchange
                             Service to exchange from a
                             Fidelity money market fund.

SELLING SHARES

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

   (small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Remember to keep Initial Class shares in your account to be eligible to purchase additional Initial Class shares of the fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE 1-800-544-7777        (small solid bullet) Call the
                            phone number at left to
                            initiate a wire transaction
                            or to request a check for
                            your redemption.
                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.
                            (small solid bullet) Exchange
                            to another Fidelity fund.
                            Call the phone number at left.

INTERNET WWW.FIDELITY.COM   (small solid bullet) Exchange
                            to another Fidelity fund.
                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

MAIL FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 660602 DALLAS, TX  SOLE PROPRIETORSHIP, UGMA,
75266-0602                  UTMA
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            your name, the fund's name,
                            the applicable class name,
                            your fund account number,
                            and the dollar amount or
                            number of shares to be sold.
                            The letter of instruction
                            must be signed by all
                            persons required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Call
                            1-800-544-6666 to request one.

                            TRUST
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the trust's name, the fund's
                            name, the applicable class
                            name, the trust's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the firm's name, the fund's
                            name, the applicable class
                            name, the firm's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.
                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Call
                            1-800-544-6666 for
                            instructions.

IN PERSON                   INDIVIDUAL, JOINT TENANT,
                            SOLE PROPRIETORSHIP, UGMA,
                            UTMA
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            letter of instruction must
                            be signed by all persons
                            required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Visit a
                            Fidelity Investor Center to
                            request one. Call
                            1-800-544-9797 for the
                            center nearest you.

                            TRUST
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.
                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Visit a
                            Fidelity Investor Center for
                            instructions. Call
                            1-800-544-9797 for the
                            center nearest you.

AUTOMATICALLY               (small solid bullet) Use
                            Personal Withdrawal Service
                            to set up periodic
                            redemptions from your account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Initial Class shareholder, you have the privilege of exchanging Initial Class shares for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four
exchanges out of the fund per calendar year.    Accounts under common
ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may
impose         trading fees of up to 3.00% of the amount exchanged.
Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into
your account, between accounts   ,     or out of your account. While
automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY AUTOMATIC ACCOUNT
BUILDER TO MOVE MONEY FROM
YOUR BANK ACCOUNT TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly or quarterly    (small solid bullet) To set
                                                       up for a new account,
                                                       complete the appropriate
                                                       section on the fund
                                                       application.

                                                       (small solid bullet) To set
                                                       up for existing accounts,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       application.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       investment date.

DIRECT DEPOSIT TO SEND ALL OR
A PORTION OF YOUR PAYCHECK
OR GOVERNMENT CHECK TO A
FIDELITY FUND.A

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Every pay period        (small solid bullet) To set
                                                       up for a new account, check
                                                       the appropriate box on the
                                                       fund application.

                                                       (small solid bullet) To set
                                                       up for an existing account,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       authorization form.

                                                       (small solid bullet) To make
                                                       changes you will need a new
                                                       authorization form. Call
                                                       1-800-544-6666 or visit
                                                       Fidelity's Web site to
                                                       obtain one.

A BECAUSE ITS SHARE PRICE
FLUCTUATES, THE FUND MAY NOT
BE AN APPROPRIATE CHOICE FOR
DIRECT DEPOSIT OF YOUR
ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE
SERVICE TO MOVE MONEY FROM A
FIDELITY MONEY MARKET FUND
TO ANOTHER FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly, bimonthly,     (small solid bullet) To set
                               quarterly, or annually  up, call 1-800-544-6666
                                                       after both accounts are
                                                       opened.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       exchange date.


PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR
ACCOUNT TO YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY                            PROCEDURES
Monthly                              (small solid bullet) To set
                                     up, call 1-800-544-6666.

                                     (small solid bullet) To make
                                     changes, call Fidelity at
                                     1-800-544-6666 at least
                                     three business days prior to
                                     your next scheduled
                                     withdrawal date.

OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE
TO TRANSFER MONEY BETWEEN YOUR BANK ACCOUNT AND YOUR FUND ACCOUNT.

(small solid bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.

(small solid bullet) Most transfers are complete within three business days of your call.

   (small solid bullet) Minimum purchase: $100

(small solid bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.

CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) For access to research and analysis tools.


FIDELITY    ONLINE TRADING
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) To obtain quotes;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) To access third-party research on companies, stocks, mutual funds and the market.

   FAST
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE    USING
TOUCH TONE OR SPEECH RECOGNITION    .

CALL 1-800-544-5555.

(small solid bullet) For account balances and holdings;

(small solid bullet) For mutual fund and brokerage trading;

(small solid bullet) To obtain quotes;

(small solid bullet) To review orders and mutual fund activity; and

(small solid bullet) To change your personal identification number
(PIN).

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR    CERTAIN     SERVICES, such as
providing historical account documents   .

DIVIDENDS AND CAPITAL    GAIN     DISTRIBUTIONS

The fund earns dividends, interest   ,     and other income from its
investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital    gain     distributions
in December and January.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Initial Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital    gain
distributions will be automatically reinvested in additional Initial Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital    gain     distributions will
be automatically reinvested in additional Initial Class shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital    gain     distributions
will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically
registered Fidelity fund. Your capital    gain     distributions will
be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional Initial Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while     the fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital
gain or loss on your investment in the fund    generally     is the
difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

       Advisor Value Strategies    is a mutual fund, an investment
that pools shareholders' money and invests it toward a specified goal.


FMR is the fund's manager.

As of    __    , FMR had approximately $   __     billion in
discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Harris Leviton is vice president and manager of Advisor    Value
Strategies    , which he has managed since March 1996. Previously, he
managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

   From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment.
The performance adjustment    decreases the management fee if the fund
has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 199   9    , the group fee rate was    __    %. The
individual fund fee rate is 0.30%.

The basic fee for the fiscal year ended November 30, 199   9     was
   __    % of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P 500.

The performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting
dollar amount is then    subtracted from the basic fee if the fund's
performance over the performance period is worse than that of the S&P
500.     The maximum annualized performance adjustment rate is
   - 0.20% of the fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

[   After reimbursement,] [T/     t]he total management fee for the
fiscal year ended November 30, 199   9    , was    __    % of the
fund's average net assets.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

   [As of ____, approximately ____% of the fund's total outstanding shares were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Initial Class's shares.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do
not constitute an offer by the fund or by FDC to sell    shares of the
fund to     or to buy shares of the fund    from     any person to
whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share.
   The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming
reinvestment of all dividends and distributions).     This information
has been audited by    ____ (1999 annual information only)    ,
independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's
   a    nnual    r    eport.    Annual information prior to 1999 was
audited by ____.     A free copy of the annual report is available
upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at
1-800-544-8544   . In addition, you may visit Fidelity's Web site at
www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3785

   Fidelity,     Fidelity Investments & (Pyramid) Design,
    Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

   FAST is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

   1.540192.102                                    SOI-pro-   0100



Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(Registered trademark) ADVISOR
       VALUE STRATEGIES FUND
CLASS A, CLASS T, AND CLASS B
   CLASS A
   (Fund 266, CUSIP# 315920868)
   CLASS T
   (Fund 174, CUSIP# 315918300)
   CLASS B
   (Fund 608, CUSIP# 315920306)

PROSPECTUS
       JANUARY 28, 2000

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS



FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         4   FEE TABLE

FUND BASICS              7   INVESTMENT DETAILS

                         8   VALUING SHARES

SHAREHOLDER INFORMATION  9   BUYING AND SELLING SHARES

                         12  EXCHANGING SHARES

                         13  ACCOUNT FEATURES AND POLICIES

                         15  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         15  TAX CONSEQUENCES

FUND SERVICES            16  FUND MANAGEMENT

                         18  FUND DISTRIBUTION

APPENDIX                 23  FINANCIAL HIGHLIGHTS


FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR    VALUE STRATEGIES     FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet)    Normally     investing primarily in common
stocks.

   (small solid bullet) Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

   (small solid bullet) Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.

(small solid bullet) Investing in domestic and foreign issuers.


(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole.    The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   (small solid bullet)     "VALUE" INVESTING.    "Value" stocks can
perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the fund's performance from year to year as represented by the performance of
Class T, and compares    each class's     performance to the
performance of a market index and an average of the performance of
similar funds over various periods of time.    Prior to July 1, 1999,
Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not
represent its current investment policies.     Returns are based on
past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

ADVISOR VALUE STRATEGIES -
CLASS T

Calendar Years              1990  1991  1992  1993  1994  1995  1996  1997  1998  1999

                            %     %     %     %     %     %     %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR    VALUE
STRATEGIES    , THE HIGHEST RETURN FOR A QUARTER WAS    __    %
(QUARTER ENDING    ____    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   __    % (QUARTER ENDING    ____    ).

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's maximum applicable contingent deferred sales charge (CDSC).


For the periods ended          Past 1 year  Past 5 years  Past 10 years/Life of class
December 31, 1999

Advisor Value                   %            %             %A
Strategies-Class A

Advisor Value                   %            %             %
Strategies-Class T

Advisor Value                   %            %             %B,C
Strategies-Class B

Russell MidCap Value Index      %            %             %

S&P 500(Registered trademark)   %            %             %

Lipper Capital Appreciation     %            %             %
Funds Average



   A FROM SEPTEMBER 3, 1996.
   B FROM JUNE 30, 1994.
   C RETURNS REFLECT THE CONVERSION OF CLASS B SHARES TO CLASS A
SHARES AFTER SEVEN YEARS.

[If FMR had not reimbursed certain class expenses during these
periods,    Class ____'s     returns would have been lower.]

   Going forward, the fund's performance will be compared to the Russell MidCap Value Index rather than the Standard & Poor's 500 Index (S&P 500) because the Russell MidCap Value Index more closely reflects the fund's investment strategy.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

S&P 500 is a market capitalization-weighted index of common stocks.

   Lipper Capital Appreciation     Funds Average reflects the
performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred
when you buy, hold   ,     or sell Class A, Class T, and Class B
shares of the fund. [The annual class operating expenses provided below for [[each class]/[Class Name(s)]] are based on historical
expenses, adjusted to reflect current fees.   ] [The annual class
operating expenses provided below for [[each class]/[Class Name(s)]] do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual class operating expenses provided below for [[each class/[Class Name(s)]] are based on historical expenses.]

   Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                   Class A    Class T    Class B

Maximum sales charge (load)        5.75%A     3.50%B     None
on purchases  (as a % of
offering price)

Maximum CDSC (as a % of the        NoneC      NoneC      5.00%D
lesser of original purchase
price or redemption proceeds)

Sales charge (load) on             None       None       None
reinvested distributions

A LOWER FRONT-END SALES CHARGES FOR CLASS A MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.
B LOWER FRONT-END SALES CHARGES FOR CLASS T MAY BE AVAILABLE WITH
PURCHASE OF $50,000 OR MORE.
C A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.
D DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                 Class A    Class T    Class B

Management fee                   %          %          %

Distribution and Service         0.25%      0.50%      1.00%
(12b-1) fee (including 0.25%
Service fee only for Class B)

Other expenses                   %          %          %

Total annual class operating     %          %          %
expensesA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, AND CLASS B OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                              Class A  Effective Date  Class T  Effective Date  Class B  Effective Date

Advisor Value Strategies       1.30%   2/27/99          1.55%   2/27/99          2.05%   2/27/99



THESE ARRANGEMENTS CAN BE    DISCONTINUED     BY FMR AT ANY TIME.

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the
total    Class A, Class T, and Class B operating expenses [, after
reimbursement,] would have been __%, __%, and __%, respectively.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

                Class A                       Class T                       Class B

                Account open  Account closed  Account open  Account closed  Account open  Account closed

1 year          $             $               $             $               $             $

3 years         $             $               $             $               $             $

5 years         $             $               $             $               $             $

10 years        $             $               $             $               $ A           $ A


A REFLECTS CONVERSION TO CLASS A SHARES AFTER SEVEN YEARS.

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR    VALUE STRATEGIES     FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.


   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible
securities   ,     and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. The fund's reaction to these developments will be
affected by the types of        securities in which the fund invests,
the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors    can     significantly affect the fund's
performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short   -    term, equity prices can fluctuate
dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react
differently    from     small cap stocks, and "growth" stocks can
react differently    from     "value" stocks. Issuer,
political   ,     or economic developments can affect a single issuer,
issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign
markets can perform differently    from     the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

       "VALUE" INVESTING.    "Value" stocks can react differently to
issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect
   the     fund's performance and the fund may not achieve its
investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The    policy     discussed below    is     fundamental, that is,
subject to change only by shareholder approval.

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single
share. Fidelity        normally calculates each class's NAV as of the
close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). The fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market
quotations   .     Certain short-term securities are valued on the
basis of amortized cost. If market quotations    are     not readily
available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(Registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, and Class B shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the
procedures for buying, selling   ,     and exchanging    Class A,
Class T, and Class B     shares of    the     fund and the account
features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, and Class B shares of the fund, including a transaction fee if you buy or sell Class A, Class T, and Class B shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B, the price to buy one share is the class's NAV. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price. Class T has a maximum front-end sales charge of 3.50% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                                $2,500

For certain Fidelity Advisor retirement accountsA $500

Through regular investment plansB                 $100

TO ADD TO AN ACCOUNT                              $100

MINIMUM BALANCE                                   $1,000

For certain Fidelity Advisor retirement accountsA None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA,        ROLLOVER IRA,
SEP-IRA, AND KEOGH ACCOUNTS.

BAN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A
REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.
                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from certain other Fidelity
                             funds. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from certain Fidelity money
                             market funds or a Fidelity
                             Advisor fund.


SELLING SHARES

The price to sell one share of Class A, Class T, or Class B is the class's NAV, minus any applicable CDSC.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.
                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             certain other Fidelity
                             funds. Call your investment
                             professional or call
                             Fidelity at the appropriate
                             number found in "General
                             Information."

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of another
                             Fidelity Advisor fund or to
                             certain Fidelity funds.
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class A, Class T, or
                             Class B account.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity
Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of the fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of the fund for the same class of shares of other Fidelity
Advisor funds or for Advisor B Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four
exchanges out of the fund per calendar year.    Accounts under common
ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Any exchanges of Class A, Class T   ,     and
Class B shares are not subject to a CDSC.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may
impose        trading fees of up to 1.00% of the amount exchanged.
Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM    MINIMUM
INITIAL    ADDITIONAL                FREQUENCY                    PROCEDURES
                                     Monthly, bimonthly,          (small solid bullet) To set
$100       $100                      quarterly, or semi-annually  up for a new account,
                                                                  complete the appropriate
                                                                  section on the application.

                                                                  (small solid bullet) To set
                                                                  up for existing accounts,
                                                                  call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" for an
                                                                  application.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 10 business days
                                                                  prior to your next scheduled
                                                                  investment date.

TO DIRECT DISTRIBUTIONS FROM
A FIDELITY DEFINED TRUST TO
CLASS T OF A FIDELITY
ADVISOR FUND.

MINIMUM    MINIMUM
INITIAL    ADDITIONAL                                             PROCEDURES
                                                                  (small solid bullet) To set
Not        Not Applicable                                         up for a new or existing
Applicable                                                        account, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information" for
                                                                  the appropriate enrollment
                                                                  form.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information."

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CERTAIN FIDELITY
MONEY MARKET FUNDS TO CLASS
A, CLASS T, OR CLASS B OF A
FIDELITY ADVISOR FUND OR
FROM CLASS A, CLASS T, OR
CLASS B OF A FIDELITY
ADVISOR FUND TO THE SAME
CLASS OF ANOTHER FIDELITY
ADVISOR FUND.

MINIMUM                              FREQUENCY                    PROCEDURES
$100                                 Monthly, quarterly,          (small solid bullet) To set
                                     semi-annually, or annually   up, call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" after both
                                                                  accounts are opened.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 2 business days
                                                                  prior to your next scheduled
                                                                  exchange date.

                                                                  (small solid bullet) The
                                                                  account from which the
                                                                  exchanges are to be
                                                                  processed must have a
                                                                  minimum balance of $10,000.
                                                                  The account into which the
                                                                  exchange is being processed
                                                                  must have a minimum balance
                                                                  of $1,000.


FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS A, CLASS T, OR
CLASS B ACCOUNT TO YOU OR TO
YOUR BANK CHECKING ACCOUNT.


MINIMUM  MAXIMUM  FREQUENCY                       PROCEDURES
$100     $50,000  Class A and Class T: Monthly,   (small solid bullet) Accounts
                  quarterly, or semi-annually     with a value of $10,000 or
                                                  more in Class A, Class T, or
                                                  Class B shares are eligible
                                                  for this program.

                   Class B: Monthly or quarterly  (small solid bullet) To set up, call your investment
                                                  professional or call
                                                  Fidelity at the appropriate
                                                  number found in "General
                                                  Information" for instructions.

                                                  (small solid bullet) To make
                                                  changes, call your
                                                  investment professional or
                                                  call Fidelity at the
                                                  appropriate number found in
                                                  "General Information." Call
                                                  at least 10 business days
                                                  prior to your next scheduled
                                                  withdrawal date.

                                                  (small solid bullet)
                                                  Aggregate redemptions per
                                                  12-month period from your
                                                  Class B account may not
                                                  exceed 10% of the account
                                                  value and are not subject to
                                                  a CDSC; and you may set your
                                                  withdrawal amount as a
                                                  percentage of the value of
                                                  your account or a fixed
                                                  dollar amount.

                                                  (small solid bullet) Because
                                                  of Class A's and Class T's
                                                  front-end sales charge, you
                                                  may not want to set up a
                                                  systematic withdrawal plan
                                                  during a period when you are
                                                  buying Class A or Class T
                                                  shares on a regular basis.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.

Fidelity may charge a FEE FOR    CERTAIN     SERVICES, such as
providing historical account documents   .

DIVIDENDS AND CAPITAL    GAIN     DISTRIBUTIONS

The fund earns dividends, interest   ,     and other income from its
investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital    gain     distributions
in December and January.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital    gain
distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital    gain     distributions will
be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital    gain     distributions
will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain
identically registered Fidelity funds. Your capital    gain
distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while     the fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital
gain or loss on your investment in the fund    generally     is the
difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

       Advisor Value Strategies    is a mutual fund, an investment
that pools shareholders' money and invests it toward a specified goal.


FMR is the fund's manager.

As of    __    , FMR had approximately $   __     billion in
discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Harris Leviton is vice president and manager of Advisor    Value
Strategies    , which he has managed since March 1996. Previously, he
managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

   From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment.
The performance adjustment    decreases the management fee if the fund
has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November        1999, the group fee rate was    __    %. The
individual fund fee rate is 0.30%.

The basic fee for the fiscal year ended November 30, 199   9     was
   __    % of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P 500.

The performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting
dollar amount is then        subtracted from the basic fee    if the
fund's performance over the performance period is worse than that of
the S&P 500.     The maximum annualized performance adjustment rate is
   - 0.20% of the fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

   [After reimbursement,] [T/t]he the total management fee for the fiscal year ended November 30, 1999, was __% of the fund's average net assets.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

   [As of _____, approximately ____% of the fund's total outstanding shares were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your Class A, Class T, or Class B shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

SALES CHARGES AND CONCESSIONS - CLASS A

                                           Sales Charge

                           As a % of offering price  As an approximate % of net  Investment  professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               5.75%                     6.10%                       5.00%

$50,000 to $99,999          4.50%                     4.71%                       3.75%

$100,000 to $249,999        3.50%                     3.63%                       2.75%

$250,000 to $499,999        2.50%                     2.56%                       2.00%

$500,000 to $999,999        2.00%                     2.04%                       1.75%

$1,000,000 to $24,999,999    1.00%                    1.01%                       0.75%

$25,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE ___.

SALES CHARGES AND CONCESSIONS - CLASS T

                                      Sales Charge



                      As a % of offering price  As an approximate % of net  Investment  professional
                                                amount invested             concession as % of offering
                                                                            price

Up to $49,999          3.50%                     3.63%                       3.00%

$50,000 to $99,999     3.00%                     3.09%                       2.50%

$100,000 to $249,999   2.50%                     2.56%                       2.00%

$250,000 to $499,999   1.50%                     1.52%                       1.25%

$500,000 to $999,999   1.00%                     1.01%                       0.75%

$1,000,000 or more     None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE ___.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the statement of additional information (SAI).

COMBINED PURCHASE. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund and
(ii) Advisor B Class shares and Advisor C Class shares of Treasury
Fund.

RIGHTS OF ACCUMULATION. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of
your holdings in: (i) Class A, Class T, Class B   ,     and Class C
shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

LETTER OF INTENT. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

From Date of Purchase           Contingent Deferred Sales
                                Charge

Less than 1 year                 5%

1 year to less than 2 years      4%

2 years to less than 3 years     3%

3 years to less than 4 years     3%

4 years to less than 5 years     2%

5 years to less than 6 years     1%

6 years to less than 7 years A   0%

A AFTER SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO
CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B shares will be calculated based on the lesser of the cost of the Class B shares at the initial date of purchase or the value of those Class B shares at redemption, not including any reinvested dividends or capital gains. Class B shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of
investment professionals having agreements with FDC   ; or

       10.    Purchased by the Fidelity Investments Charitable Gift
Fund.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code   , but excluding the
Fidelity Investments Charitable Gift Fund)     investing $100,000 or
more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);


13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

       14.    Purchased by the Fidelity Investments Charitable Gift
Fund.

The Class B CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999; or

4. Through the Fidelity Advisor Systematic Withdrawal Program.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B CDSC waiver, you must notify Fidelity in advance of your redemption.

FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption, respectively.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A,
Class T   ,     or Class B shares of the fund, you may reinvest an
amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in
Class A, Class T   ,     or Class B shares, as applicable. You must
reinstate your Class A, Class T   ,     or Class B shares into an
account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding
period will continue as if the Class A, Class T   ,     or Class B
shares had not been redeemed.

CONVERSION FEATURE. After seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of the fund may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class A's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of the fund may pay FDC a 12b-1 fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month. Class T's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

Class B of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class T, and Class B.

To receive sales concessions, finder's fees and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to
sell    shares of the fund to     or to buy shares of the fund
   from     any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects
financial results for a single class share.    The total returns in
the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all
dividends and distributions).     This information has been audited by
   ____ (1999 annual information only)    , independent accountants,
whose report, along with the fund's financial highlights and financial
statements, are included in the fund's annual report.    Annual
information prior to 1999 was audited by ____.     A free copy of the
annual report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3785

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

The third party marks appearing above are the marks of their respective owners.

   1.728605.100                                     SO-pro-   0100



Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY(Registered trademark) ADVISOR
       VALUE STRATEGIES FUND
INSTITUTIONAL CLASS
   INSTITUTIONAL CLASS
   (Fund 694, CUSIP# 315920884)

PROSPECTUS
       JANUARY 28, 2000

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS



FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         4   FEE TABLE

FUND BASICS              6   INVESTMENT DETAILS

                         7   VALUING SHARES

SHAREHOLDER INFORMATION  8   BUYING AND SELLING SHARES

                         11  EXCHANGING SHARES

                         11  ACCOUNT FEATURES AND POLICIES

                         13  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         13  TAX CONSEQUENCES

FUND SERVICES            15  FUND MANAGEMENT

                         17  FUND DISTRIBUTION

APPENDIX                 18  FINANCIAL HIGHLIGHTS


FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR    VALUE STRATEGIES     FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet)    Normally     investing primarily in common
stocks.

   (small solid bullet) Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks).

   (small solid bullet) Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.

(small solid bullet) Investing in domestic and foreign issuers.


(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole.    The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   (small solid bullet)     "VALUE" INVESTING.    "Value" stocks can
perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the fund's
performance from year to year and compares    Institutional
Class's     performance to the performance of a market index and an
average of the performance of similar funds over various periods of
time.    Prior to July 1, 1999, Advisor Value Strategies operated
under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment
policies.     Returns are based on past results and are not an
indication of future performance.

YEAR-BY-YEAR RETURNS

ADVISOR VALUE STRATEGIES -
INSTITUTIONAL CLASS

Calendar Years                                      1996  1997  1998  1999

                                                    %     %     %     %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF
ADVISOR    VALUE STRATEGIES    , THE HIGHEST RETURN FOR A QUARTER WAS
   __    % (QUARTER ENDING    ____    ) AND THE LOWEST RETURN FOR A
QUARTER WAS    __    % (QUARTER ENDING    ____    ).

AVERAGE ANNUAL RETURNS

For the periods ended           Past 1 year  Life of classA
December 31, 1999

Advisor Value                    %            %
Strategies-Institutional Class

Russell MidCap Value Index       %            %

S&P 500(Registered trademark)    %            %

Lipper Capital Appreciation      %            %
Funds Average


   A FROM JULY 3, 1995.

[If FMR had not reimbursed certain class expenses during these
periods,    Institutional Class's     returns would have been lower.]

   Going forward, the fund's performance will be compared to the Russell MidCap Value Index rather than the Standard & Poor's 500 Index (S&P 500) because the Russell MidCap Value Index more closely reflects the fund's investment strategy.

   Russell MidCap Value Index is a market capitalization-weighted index of medium capitalization value-oriented stocks of U.S.
corporations.

S&P 500 is a market capitalization-weighted index of common stocks.

Lipper    Capital Appreciation     Funds Average reflects the
performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. [The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current
fees   .] [The annual class operating expenses provided below for
Institutional Class do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual class operating expenses provided below for Institutional Class are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                          Institutional Class

Sales charge (load) on                    None
purchases and reinvested
distributions

Deferred sales charge (load)              None
on redemptions

ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                          Institutional Class       Distribution and Service                  None

                                                                    Other expenses                            %

Management fee                            %                         Total annual class operating              %
                                                                    (12b-1) fee expensesA

A EFFECTIVE FEBRUARY 27, 1999, FMR HAS VOLUNTARILY AGREED TO REIMBURSE
INSTITUTIONAL CLASS OF THE FUND TO THE EXTENT THAT TOTAL OPERATING
EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES,
BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF
ITS AVERAGE NET ASSETS, EXCEED 1.05%. THIS ARRANGEMENT CAN BE
   DISCONTINUED     BY FMR AT ANY TIME.

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses [, after reimbursement,]
would have been    __    %.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                Institutional Class

1 year          $

3 years         $

5 years         $

10 years        $

FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR    VALUE STRATEGIES     FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.


   FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

   Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible
securities   ,     and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors    can     significantly affect the fund's
performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short   -    term, equity prices can fluctuate
dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react
differently    from     small cap stocks, and "growth" stocks can
react differently    from     "value" stocks. Issuer,
political   ,     or economic developments can affect a single issuer,
issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign
investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign
markets can perform differently    from     the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

       "VALUE" INVESTING.    "Value" stocks can react differently to
issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be
inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The    policy     discussed below    is     fundamental, that is,
subject to change only by shareholder approval.

       ADVISOR VALUE STRATEGIES FUND    seeks capital
appreciation.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single
share. Fidelity        normally calculates Institutional Class's NAV
as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). The fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market
quotations   .     Certain short-term securities are valued on the
basis of amortized cost. If market quotations        are not readily
available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m.
Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(Registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the
procedures for buying, selling   ,     and exchanging Institutional
Class  shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in
Institutional Class shares of the fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS
(solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security
Act), 403(b) programs and plans covering sole-proprietors (formerly
Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase
Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least
$1 million invested in the Institutional Class of the Advisor funds.
Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly
Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The price to buy one share of Institutional Class is the class's NAV.
Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                                $2,500

For certain Fidelity Advisor retirement accountsA $500

Through regular investment plansB                 $100

TO ADD TO AN ACCOUNT                              $100

MINIMUM BALANCE                                   $1,000

For certain Fidelity Advisor retirement accountsA None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA,        ROLLOVER IRA,
SEP-IRA, AND KEOGH ACCOUNTS.

BAN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A
REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.
                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from another Fidelity fund.
                             Send a letter of instruction
                             to your investment
                             professional or to the
                             address at left, including
                             your name, the funds' names,
                             the applicable class names,
                             the fund account numbers,
                             and the dollar amount or
                             number of shares to be
                             exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.


SELLING SHARES

The price to sell one share of Institutional Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.
                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             another Fidelity fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.
                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Institutional Class
                             account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four
exchanges out of the fund per calendar year.    Accounts under common
ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may
impose        trading fees of up to 3.00% of the amount exchanged.
Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM    MINIMUM                       FREQUENCY                    PROCEDURES
INITIAL    ADDITIONAL                    Monthly, bimonthly,          (small solid bullet) To set
$100       $100                          quarterly, or semi-annually  up for a new account,
                                                                      complete the appropriate
                                                                      section on the application.
                                                                      (small solid bullet) To set
                                                                      up for existing accounts,
                                                                      call your investment
                                                                      professional or call
                                                                      Fidelity at the appropriate
                                                                      number found in "General
                                                                      Information" for an
                                                                      application.

                                                                      (small solid bullet) To make
                                                                      changes, call your
                                                                      investment professional or
                                                                      call Fidelity at the
                                                                      appropriate number found in
                                                                      "General Information." Call
                                                                      at least 10 business days
                                                                      prior to your next scheduled
                                                                      investment date.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR INSTITUTIONAL CLASS
ACCOUNT TO YOU OR TO YOUR
BANK CHECKING ACCOUNT.

MINIMUM    MAXIMUM                       FREQUENCY                    PROCEDURES
$100       $50,000                       Monthly, quarterly, or       (small solid bullet) Accounts
                                         semi-annually                with a value of $10,000 or
                                                                      more in Institutional Class
                                                                      shares are eligible for this
                                                                      program.

                                                                      (small solid bullet) To set
                                                                      up, call your investment
                                                                      professional or call
                                                                      Fidelity at the appropriate
                                                                      number found in "General
                                                                      Information" for instructions.

                                                                      (small solid bullet) To make
                                                                      changes, call your
                                                                      investment professional or
                                                                      call Fidelity at the
                                                                      appropriate number found in
                                                                      "General Information." Call
                                                                      at least 10 business days
                                                                      prior to your next scheduled
                                                                      withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR    CERTAIN     SERVICES, such as
providing historical account documents   .

DIVIDENDS AND CAPITAL    GAIN     DISTRIBUTIONS

The fund earns dividends, interest   ,     and other income from its
investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital    gain     distributions
in December and January.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Institutional Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital    gain
distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital    gain     distributions will
be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital    gain     distributions
will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of
identically registered Fidelity funds. Your capital    gain
distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

 TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while     the fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital
gain or loss on your investment in the fund    generally     is the
difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

       Advisor Value Strategies    is a mutual fund, an investment
that pools shareholders' money and invests it toward a specified goal.


FMR is the fund's manager.

As of    __    , FMR had approximately $   __     billion in
discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Harris Leviton is vice president and manager of Advisor    Value
Strategies    , which he has managed since March 1996. Previously, he
managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

   From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment.
The performance adjustment    decreases the management fee if the fund
has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November        199   9    , the group fee rate was    __    %.
The individual fund fee rate is 0.30%.

The basic fee for the fiscal year ended November 30, 199   9     was
   __    % of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of the S&P 500.

The performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting
dollar amount is then        subtracted from the basic fee    if the
fund's performance over the performance period is worse than that of
the S&P 500.     The maximum annualized performance adjustment rate is
   - 0.20% of the fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

   [After reimbursement,] [T/t]he total management fee for the fiscal year ended November 30, 1999, was __% of the fund's average net assets.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

   [As of ____, approximately ____% of the fund's total outstanding shares were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].]

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do
not constitute an offer by the fund or by FDC to sell    shares of the
fund to     or to buy shares of the fund    from     any person to
whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a
single class share.    The total returns in the table represent the
rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and
distributions).     This information has been audited by    ____ (1999
annual information only)    , independent accountants, whose report,
along with the fund's financial highlights and financial statements,
are included in the fund's annual report.    Annual information prior
to 1999 was audited by ____.     A free copy of the annual report is
available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3785

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

The third party marks appearing above are the marks of their respective owners.

   1.728606.100                                    ISO-pro-   0100

   FIDELITY(registered trademark) ADVISOR TECHNOQUANTSM GROWTH FUND, FIDELITY ADVISOR SMALL CAP FUND, FIDELITY ADVISOR VALUE STRATEGIES FUND, FIDELITY ADVISOR MID CAP FUND, FIDELITY ADVISOR RETIREMENT GROWTH FUND, FIDELITY ADVISOR EQUITY GROWTH FUND, FIDELITY ADVISOR LARGE CAP FUND, FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND, FIDELITY ADVISOR GROWTH & INCOME FUND, FIDELITY ADVISOR EQUITY INCOME FUND, FIDELITY ADVISOR ASSET ALLOCATION FUND, AND FIDELITY ADVISOR BALANCED FUND

   FUNDS OF FIDELITY ADVISOR SERIES I

CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS

STATEMENT OF ADDITIONAL INFORMATION

   JANUARY 28, 2000

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

   To obtain a free additional copy of a prospectus, dated January 28, 2000, or an annual report for Class A, Class T, Class B, Class C, and Institutional Class of each fund, please call Fidelity at 1-888-622-3175. To obtain a free additional copy of a prospectus for the Initial Class of Fidelity Advisor Value Strategies Fund, dated January 28, 2000, or an annual report for the Initial Class of Fidelity Advisor Value Strategies Fund, please call Fidelity at 1-800-544-8544 or visit Fidelity's Web site at www.fidelity.com.

TABLE OF CONTENTS               PAGE

Investment Policies and         3
Limitations

Portfolio Transactions          17

Valuation                       26

Performance                     26

Prior Performance of Similar    113
Funds

Additional Purchase, Exchange   118
and Redemption Information

Distributions and Taxes         120

Trustees and Officers           120

Control of Investment Advisers  126

Management Contracts            127

Distribution Services           137

Transfer and Service Agent      161
Agreements

Description of the Trust        163

Financial Statements            164

Appendix                        164

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

                                                   ACOM11-ptb    -0100


                                                   1.730176.100

(fidelity_logo_graphic)(registered trademark)
 82 Devonshire Street, Boston, MA 02109

GROWTH FUNDS
Fidelity Advisor TechnoQuant Growth Fund
Fidelity Advisor Small Cap Fund
   Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below , the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF ADVISOR TECHNOQUANT GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(   v)     The fund does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR SMALL CAP FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) T    he fund does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with small market capitalizations, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

IN   VESTMENT LIMITATIONS OF A    DVISOR VALUE STRATEGIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The f    und does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR MID CAP FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow mo   ney only (a) from a bank or from a
registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) Th    e fund does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies with medium market capitalizations,
FMR interprets "total     assets" to exclude collateral received for
securities lending transactions.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR RETIREMENT GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements
are treated as bo    rrowings for purposes of fundamental investment
limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) T    he fund does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR EQUITY GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a
registered investm   ent company or portfolio for which FMR or an
affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fu    nd does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   For purposes of normally investing at least 65% of the fund's total assets in common stocks, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR LARGE CAP FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fund d    oes not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

F   or purposes of normally investing at least 65% of the fund's total assets in securities of companies with large market
capitalizations    , FMR interprets "total assets" to exclude
collateral received for securities lending transactions.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR DIVIDEND GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements
are treated as borrowings for purposes of f    undamental investment
limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fu    nd does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   For purposes of normally investing at least 65% of the fund's total assets in securities of companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR GROWTH OPPORTUNITIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements
are treated as borrow    ings for purposes of fundamental investment
limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fu    nd does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR GROWTH & INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements
are treated as borrowings for purposes of fundam    ental investment
limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The f    und does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR EQUITY INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements
are treated as borrowings for purposes of fun    damental investment
limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fu    nd does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   For purposes of normally investing at least 65% of the fund's total assets in income-producing equity securities, FMR interprets "total
assets" to exclude     collateral received for securities lending
transactions.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR ASSET ALLOCATION FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing and selling precious metals, or from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements
are treat    ed as borrowings for purposes of fundamental investment
limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The f    und does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest more than 5% of its total assets in precious metals.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

INVESTMENT LIMITATIONS OF ADVISOR BALANCED FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

   (v) The fu    nd does not currently intend to lend assets other
than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

   For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page __.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET ALLOCATION. The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks which are included in the bond class). FMR seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that FMR believes to have superior investment potential. When FMR selects equity securities, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. FMR will seek to maximize total return within the bond class by adjusting a fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. FMR will seek to maximize total return with respect to Advisor Asset Allocation within this asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term and money market instruments may include corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

ASSET-BACKED SECURITIES represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a
liquid    secondary market is available.

   The v    alue of a futures contract tends to increase and decrease
in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to
re   turn of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

       LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt
securit    ies or deposits whose value at maturity or coupon rate is
determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

   Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price
tends to rise and fall together with gold prices.     Currency-indexed
securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

MORTGAGE SECURITIES are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

   To earn     additional income for a fund, FMR may use a trading
strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

       PRECIOUS METALS.    Precious metals, such as gold, silver,
platinum and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity , and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

   For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would
justify the    risks.

   Cash received as collat    eral through loan transactions may be
invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SHORT SALES. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve
Bank are obligations issued by the U.S.    Treasury.

       SWAP AGREEMENTS    can be individually negotiated and
struct    ured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TEMPORARY DEFENSIVE POLICIES.    Each fund reserves the right to
invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended    199    9 and 1998, the portfolio
turnover rates for each fund are presented in the table below. [Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.]

                              Fiscal Period Ended  Portfolio Turnover Rate

Advisor TechnoQuant Growth

1999                          November 30           %

1998                          November 30           358%

Advisor Small Cap

1999                          November 30           %

1998**                        November 30           204%*

Advisor Value Strategies

1999                          November 30           %

1998                          November 30           64%

Advisor Mid Cap

1999                          November 30           %

1998                          November 30           139%

Advisor Retirement Growth

1999***                       November 30           %*

Advisor Equity Growth

1999                          November 30           %

1998                          November 30           122%

Advisor Large Cap

1999                          November 30           %

1998                          November 30           141%

Advisor Dividend Growth

1999***                       November 30           %*

Advisor Growth Opportunities

1999                          November 30           %

1998                          November 30           25%

Advisor Growth & Income

1999                          November 30           %

1998                          November 30           54%

Advisor Equity Income

1999                          November 30           %

1998                          November 30           59%

Advisor Asset Allocation

1999***                       November 30           %*

Advisor Balanced

1999                          November 30           %

11/1/98-11/30/98              November 30           73%*

1998                          October 31            85%

*    Annualized

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with the placement of portfolio transactions.

The following table shows the total amount of brokerage commissions paid by each fund.

                              Fiscal Year Ended  Total Amount Paid

ADVISOR TECHNOQUANT GROWTH    November 30

1999

1998                                               182,370

1997*                                              91,653

ADVISOR SMALL CAP             November 30

1999

1998**                                             138,697

ADVISOR VALUE STRATEGIES

1999                          November 30

1998                          November 30          1,034,523

1/1/97-11/30/97               November 30          698,872

[1996                         December 31          1,107,012]

ADVISOR MID CAP               November 30

1999

1998                                               991,840

1997                                               1,076,816

ADVISOR RETIREMENT GROWTH     November 30

1999***

ADVISOR EQUITY GROWTH         November 30

1999

1998                                               8,620,703

1997                                               6,180,477

ADVISOR LARGE CAP             November 30

1999

1998                                               168,767

1997                                               93,523

ADVISOR DIVIDEND GROWTH       November 30

1999***

ADVISOR GROWTH OPPORTUNITIES

1999                          November 30

1998                          November 30          9,916,182

11/1/97-11/30/97              November 30          746,177

1997                          October 31           9,799,619

ADVISOR GROWTH & INCOME       November 30

1999

1998                                               514,761

1997*                                              214,663

ADVISOR EQUITY INCOME         November 30

1999

1998                                               4,136,880

1997                                               2,827,048

ADVISOR ASSET ALLOCATION      November 30

1999***

ADVISOR BALANCED

1999                          November 30

11/1/98-11/30/98              November 30          74,797

1998                          October 31           2,240,258

1997                          October 31           1,691,341

   * Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC and FBS, as applicable, for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC and FBS for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid
brokerage commissions for the fiscal year ended    1999.     NFSC and
FBS are paid on a commission basis.

                                                 Total Amount Paid

                              Fiscal Year Ended  To NFSC            To FBS

ADVISOR TECHNOQUANT GROWTH    November 30

1999                                              $                  $

1998                                               22,210             0

1997*                                              14,045             0

ADVISOR SMALL CAP             November 30

1999

1998**                                             41,249             0

ADVISOR VALUE STRATEGIES

1999                          November 30

1998                          November 30          189,248            0

1/1/97-11/30/97               November 30          170,790            0

[1996                         December 31          257,886            0]

ADVISOR MID CAP               November 30

1999

1998                                               121,140            0

1997                                               184,530            0

ADVISOR RETIREMENT GROWTH     November 30

1999***

ADVISOR EQUITY GROWTH         November 30

1999

1998                                               1,418,505          0

1997                                               1,553,180          17,274

ADVISOR LARGE CAP             November 30

1999

1998                                               26,726             0

1997                                               10,202             0

ADVISOR DIVIDEND GROWTH       November 30

1999***

ADVISOR GROWTH OPPORTUNITIES

1999                          November 30

1998                          November 30          1,566,109          6,677

11/1/97-11/30/97              November 30          126,243            45,100

1997                          October 31           1,199,152          192,356

ADVISOR GROWTH & INCOME       November 30

1999

1998                                               73,735             0

1997*                                              26,529             69

ADVISOR EQUITY INCOME         November 30

1999

1998                                               657,073            0

1997                                               473,418            0

ADVISOR ASSET ALLOCATION      November 30

1999***

ADVISOR BALANCED

1999                          November 30

11/1/98-11/30/98              November 30          6,833              0

1998                          October 31           333,642            0

1997                          October 31           251,104            7,686

   * Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

                                 Fiscal Year Ended 1999  % of Aggregate Commissions  % of Aggregate Dollar Amount
                                                         Paid to NFSC                of Transactions Effected
                                                                                     through NFSC

ADVISOR TECHNOQUANT              November 30              %                           %
GROWTH[(dagger)]

ADVISOR SMALL CAP[(dagger)]      November 30              %                           %

VALUE STRATEGIES[(dagger)]       November 30              %                           %

ADVISOR MID CAP[(dagger)]        November 30              %                           %

ADVISOR RETIREMENT               November 30              %                           %
GROWTH*[(dagger)]

ADVISOR EQUITY GROWTH[(dagger)]  November 30              %                           %

ADVISOR LARGE CAP[(dagger)]      November 30              %                           %

ADVISOR DIVIDEND                 November 30              %                           %
GROWTH*[(dagger)]

ADVISOR GROWTH                   November 30              %                           %
OPPORTUNITIES[(dagger)]

ADVISOR GROWTH &                 November 30              %                           %
INCOME[(dagger)]

ADVISOR EQUITY INCOME[(dagger)]  November 30              %                           %

ADVISOR ASSET                    November 30              %                           %
ALLOCATION*[(dagger)]

ADVISOR BALANCED[(dagger)]       November 30              %                           %



                                 % of Aggregate Commissions  % of Aggregate Dollar Amount
                                 Paid to FBS                 of Transactions Effected
                                                             through FBS

ADVISOR TECHNOQUANT               %                           %
GROWTH[(dagger)]

ADVISOR SMALL CAP[(dagger)]       %                           %

VALUE STRATEGIES[(dagger)]        %                           %

ADVISOR MID CAP[(dagger)]         %                           %

ADVISOR RETIREMENT                %                           %
GROWTH*[(dagger)]

ADVISOR EQUITY GROWTH[(dagger)]   %                           %

ADVISOR LARGE CAP[(dagger)]       %                           %

ADVISOR DIVIDEND                  %                           %
GROWTH*[(dagger)]

ADVISOR GROWTH                    %                           %
OPPORTUNITIES[(dagger)]

ADVISOR GROWTH &                  %                           %
INCOME[(dagger)]

ADVISOR EQUITY INCOME[(dagger)]   %                           %

ADVISOR ASSET                     %                           %
ALLOCATION*[(dagger)]

ADVISOR BALANCED[(dagger)]        %                           %


   * Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   [(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [NFSC] [and] [FBS] is a result of the low commission rates charged by [NFSC] [and]
[FBS].]

   [[NFSC] [and] [FBS] [has/have] used a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.]

   The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1999.

                              Fiscal Year Ended 1999  $ Amount of Commissions Paid  $ Amount of Brokerage
                                                      to Firms that Provided        Transactions  Involved*
                                                      Research Services*

ADVISOR TECHNOQUANT GROWTH    November 30               $                             $

ADVISOR SMALL CAP             November 30

ADVISOR VALUE STRATEGIES      November 30

ADVISOR MID CAP               November 30

ADVISOR RETIREMENT GROWTH**   November 30

ADVISOR EQUITY GROWTH         November 30

ADVISOR LARGE CAP             November 30

ADVISOR DIVIDEND GROWTH**     November 30

ADVISOR GROWTH OPPORTUNITIES  November 30

ADVISOR GROWTH & INCOME       November 30

ADVISOR EQUITY INCOME         November 30

ADVISOR ASSET ALLOCATION**    November 30

ADVISOR BALANCED              November 30


   * The provision of research services was not necessarily a factor in the placement of all this business with such firms.

   ** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   [For the fiscal year ended November 30, 1999, ____________ paid no brokerage commissions to firms that provided research services.]

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's net asset value per share (NAV) is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price, yield, if applicable, and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS. Yields for a class are computed by dividing a class's pro rata share of the fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's NAV or offering price, as applicable, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.

   Yield     information may be useful in reviewing a class's
performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a class's maximum sales charge. Excluding a class's sales charge from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week long-term moving averages for each class of each fund are shown in the table below.

                                 13-WEEK LONG-TERM MOVING  39-WEEK LONG-TERM MOVING
                                 AVERAGE*                  AVERAGE*

Advisor TechnoQuant Growth -
Class A

Advisor TechnoQuant Growth -
Class T

Advisor TechnoQuant Growth -
Class B

Advisor TechnoQuant Growth -
Class C

Advisor TechnoQuant Growth -
Institutional Class

Advisor Small Cap - Class A

Advisor Small Cap - Class T

Advisor Small Cap - Class B

Advisor Small Cap - Class C

Advisor Small Cap -
Institutional Class

Advisor Value Strategies -
Class A

Advisor Value Strategies -
Class T

Advisor Value Strategies -
Class B

Advisor Value Strategies -
Institutional Class

Advisor Value Strategies -
Initial Class

Advisor Mid Cap - Class A

Advisor Mid Cap - Class T

Advisor Mid Cap - Class B

Advisor Mid Cap - Class C

Advisor Mid Cap - Institutional

Advisor Retirement Growth -
Class A

Advisor Retirement Growth -
Class T

Advisor Retirement Growth -
Class B

Advisor Retirement Growth -
Class C

Advisor Retirement Growth -
Institutional Class

Advisor Equity Growth - Class A

Advisor Equity Growth - Class T

Advisor Equity Growth - Class B

Advisor Equity Growth - Class C

Advisor Equity Growth -
Institutional Class

Advisor Large Cap - Class A

Advisor Large Cap - Class T

Advisor Large Cap - Class B

Advisor Large Cap - Class C

Advisor Large Cap -
Institutional Class

Advisor Dividend Growth -
Class A

Advisor Dividend Growth -
Class T

Advisor Dividend Growth -
Class B

Advisor Dividend Growth -
Class C

Advisor Dividend Growth -
Institutional Class

Advisor Growth Opportunities
- Class A

Advisor Growth Opportunities
- Class T

Advisor Growth Opportunities
- Class B

Advisor Growth Opportunities
- Class C

Advisor Growth Opportunities
- Institutional Class

Advisor Growth & Income -
Class A

Advisor Growth & Income -
Class T

Advisor Growth & Income -
Class B

Advisor Growth & Income -
Class C

Advisor Growth & Income -
Institutional Class

Advisor Equity Income - Class A

Advisor Equity Income - Class T

Advisor Equity Income - Class B

Advisor Equity Income - Class C

Advisor Equity Income -
Institutional Class

Advisor Asset Allocation -
Class A

Advisor Asset Allocation -
Class T

Advisor Asset Allocation -
Class B

Advisor Asset Allocation -
Class C

Advisor Asset Allocation -
Institutional Class

Advisor Balanced - Class A

Advisor Balanced - Class T

Advisor Balanced - Class B

Advisor Balanced - Class C

Advisor Balanced -
Institutional Class


 * On November 26, 1999.

HISTORICAL FUND RESULTS. The following table shows each class's
returns for the fiscal period ended November 30   , 1999.

Class A and Class T have a maximum front-end sales charge of 5.75% and 3.50%, respectively, which is included in the average annual and cumulative returns. Class B and Class C have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns.

Class A, Class T, Class B, and Class C have a 12b-1 fee of 0.25%,
0.50%, 1.00%, and 1.00%, respectively, which is included in the average annual and cumulative returns.

                                 Average Annual Returns1                                   Cumulative Returns1

                                 One Year            Five Years  Ten Years/ Life of Fund*  One Year             Five Years

Advisor TechnoQuant Growth -      %                   %           %                         %                    %
Class A

Advisor TechnoQuant Growth -
Class T

Advisor TechnoQuant Growth -
Class B

Advisor TechnoQuant Growth -
Class C

Advisor TechnoQuant Growth -
Institutional Class

Advisor Small Cap - Class A

Advisor Small Cap - Class T

Advisor Small Cap - Class B

Advisor Small Cap - Class C

Advisor Small Cap -
Institutional Class

Advisor Value Strategies -
Class A

Advisor Value Strategies -
Class T

Advisor Value Strategies -
Class B

Advisor Value Strategies -
Institutional Class

Advisor Value Strategies -
Initial Class

Advisor Mid Cap - Class A

Advisor Mid Cap - Class T

Advisor Mid Cap - Class B

Advisor Mid Cap - Class C

Advisor Mid Cap -
Institutional Class

Advisor Retirement Growth -
Class A

Advisor Retirement Growth -
Class T

Advisor Retirement Growth -
Class B

Advisor Retirement Growth -
Class C

Advisor Retirement Growth -
Institutional Class

Advisor Equity Growth - Class A

Advisor Equity Growth - Class T

Advisor Equity Growth - Class B

Advisor Equity Growth - Class C

Advisor Equity Growth -
Institutional Class

Advisor Large Cap - Class A

Advisor Large Cap - Class T

Advisor Large Cap - Class B

Advisor Large Cap - Class C

Advisor Large Cap -
Institutional Class

Advisor Dividend Growth -
Class A

Advisor Dividend Growth -
Class T

Advisor Dividend Growth -
Class B

Advisor Dividend Growth -
Class C

Advisor Dividend Growth -
Institutional Class

Advisor Growth Opportunities
- Class A

Advisor Growth Opportunities
- Class T

Advisor Growth Opportunities
- Class B

Advisor Growth Opportunities
- Class C

Advisor Growth Opportunities
-  Institutional Class

Advisor Growth & Income -
Class A

Advisor Growth & Income -
Class T

Advisor Growth & Income -
Class B

Advisor Growth & Income -
Class C

Advisor Growth & Income -
Institutional Class

Advisor Equity Income - Class A

Advisor Equity Income - Class T

Advisor Equity Income - Class B

Advisor Equity Income - Class C

Advisor Equity Income -
Institutional Class

Advisor Asset Allocation -
Class A

Advisor Asset Allocation -
Class T

Advisor Asset Allocation -
Class B

Advisor Asset Allocation -
Class C

Advisor Asset Allocation -
Institutional Class

Advisor Balanced - Class A

Advisor Balanced - Class T

Advisor Balanced - Class B

Advisor Balanced - Class C

Advisor Balanced -
Institutional Class



                                 Cumulative Returns1

                                 Ten Years/ Life of Fund*

Advisor TechnoQuant Growth -      %
Class A

Advisor TechnoQuant Growth -
Class T

Advisor TechnoQuant Growth -
Class B

Advisor TechnoQuant Growth -
Class C

Advisor TechnoQuant Growth -
Institutional Class

Advisor Small Cap - Class A

Advisor Small Cap - Class T

Advisor Small Cap - Class B

Advisor Small Cap - Class C

Advisor Small Cap -
Institutional Class

Advisor Value Strategies -
Class A

Advisor Value Strategies -
Class T

Advisor Value Strategies -
Class B

Advisor Value Strategies -
Institutional Class

Advisor Value Strategies -
Initial Class

Advisor Mid Cap - Class A

Advisor Mid Cap - Class T

Advisor Mid Cap - Class B

Advisor Mid Cap - Class C

Advisor Mid Cap -
Institutional Class

Advisor Retirement Growth -
Class A

Advisor Retirement Growth -
Class T

Advisor Retirement Growth -
Class B

Advisor Retirement Growth -
Class C

Advisor Retirement Growth -
Institutional Class

Advisor Equity Growth - Class A

Advisor Equity Growth - Class T

Advisor Equity Growth - Class B

Advisor Equity Growth - Class C

Advisor Equity Growth -
Institutional Class

Advisor Large Cap - Class A

Advisor Large Cap - Class T

Advisor Large Cap - Class B

Advisor Large Cap - Class C

Advisor Large Cap -
Institutional Class

Advisor Dividend Growth -
Class A

Advisor Dividend Growth -
Class T

Advisor Dividend Growth -
Class B

Advisor Dividend Growth -
Class C

Advisor Dividend Growth -
Institutional Class

Advisor Growth Opportunities
- Class A

Advisor Growth Opportunities
- Class T

Advisor Growth Opportunities
- Class B

Advisor Growth Opportunities
- Class C

Advisor Growth Opportunities
-  Institutional Class

Advisor Growth & Income -
Class A

Advisor Growth & Income -
Class T

Advisor Growth & Income -
Class B

Advisor Growth & Income -
Class C

Advisor Growth & Income -
Institutional Class

Advisor Equity Income - Class A

Advisor Equity Income - Class T

Advisor Equity Income - Class B

Advisor Equity Income - Class C

Advisor Equity Income -
Institutional Class

Advisor Asset Allocation -
Class A

Advisor Asset Allocation -
Class T

Advisor Asset Allocation -
Class B

Advisor Asset Allocation -
Class C

Advisor Asset Allocation -
Institutional Class

Advisor Balanced - Class A

Advisor Balanced - Class T

Advisor Balanced - Class B

Advisor Balanced - Class C

Advisor Balanced -
Institutional Class


* Life of fund figures are from commencement of operations (December 31, 1996 for Advisor TechnoQuant Growth; September 9, 1998 for Advisor Small Cap; February 20, 1996 for Advisor Mid Cap and Advisor Large
Cap; December 28, 1998 for    Advisor Retirement Growth, Advisor
Dividend Growth, and Advisor Asset Allocation; and December 31, 1996 for Advisor Growth & Income).

1 Initial offering of Class A for each fund (except Advisor
TechnoQuant Growth, Advisor Small Cap,    Advisor Retirement Growth,
Advisor Dividend Growth, Advisor Growth & Income, and Advisor Asset
Allocation    ) took place on September 3, 1996. Class A returns prior
to September 3, 1996 (except for Advisor Equity Growth and Advisor Equity Income) are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher. For Advisor Equity Growth and Advisor Equity Income, Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

 Initial offering of Class T of Advisor Equity Growth and Advisor Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

 Initial offering of Class B of Advisor Equity Growth took place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50% (0.65% prior to January 1, 1996). Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial offering of Class B of Advisor Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial offering of Class B of Advisor Growth Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

 Initial offering of Class B of Advisor Equity Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial offering of Class B of Advisor Value Strategies took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial Offering of Class C of Advisor TechnoQuant Growth, Advisor Mid Cap, Advisor Large Cap, and Advisor Growth & Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

 Initial offering of Class C of Advisor Equity Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial Offering of Class C of Advisor Growth Opportunities took place on November 3, 1997. Class C returns prior to November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

 Initial Offering of Class C of Advisor Balanced took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial Offering of Class C of Advisor Equity Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial offering of Institutional Class of Advisor Growth
Opportunities and Advisor Balanced took place on July 3, 1995.
Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.

 Initial offering of Institutional Class of Advisor Value Strategies took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b1-fee.

    Prior to July 1, 1999, Advisor Value Strategies operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

   [Note: If FMR had not reimbursed certain class expenses during these periods, Class A's, Class T's, Class B's, Class C's,
Institutional Class's, and Initial Class's returns would have been lower.]

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year
period ended November 3   0, 1999, o    r life of each fund, as
applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below.

During the period from December 31, 1996 (commencement of operations
of the fund) to November 30,    1999,     a hypothetical $10,000
investment in Class A of Advisor TechnoQuant Growth would have grown
to    $__, i    ncluding the effect of Class A's maximum sales charge.

ADVISOR TECHNOQUANT GROWTH -
CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR TECHNOQUANT GROWTH -  INDEXES
CLASS A
Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor TechnoQuant Growth on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. I    f distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to    $__ for dividends and $__ for capital
gain distributions.

During the period from December 31, 1996 (commencement of operations
of the fund) to November 30, 1999   , a hypothetical $10,000
investment in Class T of Advisor TechnoQuant Growth would have grown
to $__, including the effect o    f Class T's maximum sales charge.

ADVISOR TECHNOQUANT GROWTH -
CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR TECHNOQUANT GROWTH -  INDEXES
CLASS T

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor TechnoQuant Growth on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

During the period from December 31, 1996 (commencement of operations
of the fund) to November 30, 1   999, a hypothetical $10,000
investment in Class B of Advisor TechnoQuant Growth would have grown
to $__, including the ef    fect of Class B's maximum CDSC.

ADVISOR TECHNOQUANT GROWTH -
CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR TECHNOQUANT GROWTH -  INDEXES
CLASS B

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor TechnoQuant Growth on December 31, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted to    $__. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and
$__     for capital gain distributions.

During the period from December 31, 1996 (commencement of operations
of the fund   ) to November 30, 1999, a hypothetical $10,000
investment in Class C of Advisor TechnoQuant Growth would have grown to $__.

ADVISOR TECHNOQUANT GROWTH -
CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR TECHNOQUANT GROWTH -  INDEXES
CLASS C

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor TechnoQuant Growth on December 31, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted t   o $__. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. Initial offering of Class C of
Advis    or TechnoQuant Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%

During the period from December 31, 1996 (commencement of operations
of the fund) to Nove   mber 30, 1999, a hypothetical $10,000
investment in Institutional Class of Advisor TechnoQuant Growth would have grown to $__.

ADVISOR TECHNOQUANT GROWTH -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR TECHNOQUANT GROWTH -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor TechnoQuant Growth on December 31, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted t   o $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ f    or capital gain
distributions.

During the period from September 9, 1998 (commencem   ent of
operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Small Cap would have grown to $__,
in    cluding the effect of Class A's maximum sales charge.

ADVISOR SMALL CAP - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $



ADVISOR SMALL CAP - CLASS A    INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998*                          $        $     $


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Small Cap on September 9, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted t   o $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Small Cap would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR SMALL CAP - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $



ADVISOR SMALL CAP - CLASS T    INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998*                          $        $     $


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Small Cap on September 9, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Small Cap would have grown to $__, including the effect of Class B's maximum CDSC.

ADVISOR SMALL CAP - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $



ADVISOR SMALL CAP - CLASS B  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998*                          $        $     $


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Small Cap on September 9, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Small Cap would have grown to $__.

ADVISOR SMALL CAP - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $



ADVISOR SMALL CAP - CLASS C  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998*                          $        $     $


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Small Cap on September 9, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_ for dividends and $_ for capital gain distributions.

   During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Small Cap would have grown to $__.

ADVISOR SMALL CAP -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998*                     $                         $                             $                            $



ADVISOR SMALL CAP -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998*                          $        $     $


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Small Cap on September 9, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Value Strategies would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR VALUE STRATEGIES -
CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR VALUE STRATEGIES -  INDEXES
CLASS A

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class A of
Advisor Value Strategies on December 1,    1989, assu    ming the
maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $__ for dividends and $__ f    or
capital gain distributions. Initial offering of Class A of Advisor Value Strategies took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been
higher.    Prior to July 1, 1999, Advisor Value Strategies operated
under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Value Strategies would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR VALUE STRATEGIES -
CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR VALUE STRATEGIES -  INDEXES
CLASS T

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class T of
Advisor Value Strategies on Dece   mber 1, 1989, a    ssuming the
maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $__ for dividends and $__ fo    r
capital gain distributions.    Prior to July 1, 1999, Advisor Value
Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Value Strategies would have grown to $__.

ADVISOR VALUE STRATEGIES -
CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR VALUE STRATEGIES -  INDEXES
CLASS B

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class B of
Advisor Value Strategies on Decem   ber 1, 1989, th    e net amount
invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested   ) amounted to $__. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and
$__ for capital gain distributions. Initial o    ffering of Class B of
Advisor Value Strategies took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to
June 30, 1994 would have been lower.    Prior to July 1, 1999, Advisor
Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Value Strategies would have grown to $__.

ADVISOR VALUE STRATEGIES -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR VALUE STRATEGIES -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Advisor Value Strategies o   n December 1,
1989,     the net amount invested in Institutional Class shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ for ca    pital gain
distributions. Initial offering of Institutional Class of Advisor Value Strategies took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b-1 fee. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Initial Class of Advisor Value Strategies would have grown to $__.

ADVISOR VALUE STRATEGIES -
INITIAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR VALUE STRATEGIES -  INDEXES
INITIAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Initial
Class of Advisor Value Strategies on Dece   mber 1, 1989,     the net
amount invested in Initial Class shares was $10,000.The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for
dividends and $__ fo    r capital gain distributions.    Prior to July
1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from February 20, 1996 (comm   encement of
operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Mid Cap would have grown to $__,
inc    luding the effect of Class A's maximum sales charge.

ADVISOR MID CAP - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR MID CAP - CLASS A  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mid Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ fo    r capital gain
distributions. Initial offering of Class A for Advisor Mid Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the period from February 20, 1996 (commencement o   f
operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Mid Cap would have grown to $__,
including     the effect of Class T's maximum sales charge.

ADVISOR MID CAP - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR MID CAP - CLASS T  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mid Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted t   o $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Mid Cap would have grown to $__, including the effect of Class B's maximum CDSC.

ADVISOR MID CAP - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR MID CAP - CLASS B  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mid Cap on February 20, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amount   ed to $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Mid Cap would have grown to $__.

ADVISOR MID CAP - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR MID CAP - CLASS C  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Mid Cap on February 20, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted t   o $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain
distributions. Initial offe    ring of Class C of Advisor Mid Cap took
place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

   During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Mid Cap would have grown to $__.

ADVISOR MID CAP -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR MID CAP -    INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mid Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $__. If distributions had not been reinvested, the amoun   t of
distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Retirement Growth would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR RETIREMENT GROWTH -
CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR RETIREMENT GROWTH -  INDEXES
CLASS A

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Retirement Growth on December 28, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Retirement Growth would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR RETIREMENT GROWTH -
CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR RETIREMENT GROWTH -  INDEXES
CLASS T

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Retirement Growth on December 28, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Retirement Growth would have grown to $__, including the effect of Class B's maximum CDSC.

ADVISOR RETIREMENT GROWTH -
CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR RETIREMENT GROWTH -  INDEXES
CLASS B

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Retirement Growth on December 28, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Retirement Growth would have grown to $__, including the effect of Class C's maximum CDSC.

ADVISOR RETIREMENT GROWTH -
CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR RETIREMENT GROWTH -  INDEXES
CLASS C

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Retirement Growth on December 28, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Retirement Growth would have grown to $__.

ADVISOR RETIREMENT GROWTH -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR RETIREMENT GROWTH -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Retirement Growth on December 28, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

During the 10-year period ended November 30,    1999, a hypothetical
$10,000 investment in Class A of Advisor Equity Growth would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR EQUITY GROWTH - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY GROWTH - CLASS A  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class A of
Advisor Equity Growth on    December 1, 1989     assuming the maximum
sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__     for capital gain
distributions. Initial offering of Class A of Advisor Equity Growth took place on September 3, 1996. Class A returns prior to September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

During the 10-year peri   od ended November 30, 1999, a hypothetical
$10,000 investment in Class T of Advisor Equity Growth would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR EQUITY GROWTH - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY GROWTH - CLASS T  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Equity Growth on December 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted t   o $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ f    or capital gain
distributions. Initial offering of Class T of Advisor Equity Growth took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

During the 10-year period ended November 3   0, 1999, a hypothetical
$10,000 investment in Class B of Advisor Equity Growth would have grown to $__.

ADVISOR EQUITY GROWTH - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY GROWTH - CLASS B  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Equity Growth on December 1, 1989, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amount   ed to $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital
gain distributions. Initial offering of C    lass B of Advisor Equity
Growth took place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50% (0.65% prior to January 1, 1996). Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

During the 10-year period ended November 30, 1   999, a hypothetical
$10,000 investment in Class C of Advisor Equity Growth would have grown to $__.

ADVISOR EQUITY GROWTH - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY GROWTH - CLASS C  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class C of
Advisor Equity Growth on December 1   , 1989, t    he net amount
invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted    to $__. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and
$__ for c    apital gain distributions. Initial offering of Class C of
Advisor Equity Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

During the 10-year period ended November    30, 1999, a hypothetical
$10,000 investment in Institutional Class of Advisor Equity Growth would have grown to $__.

ADVISOR EQUITY GROWTH -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY GROWTH -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Advisor Equity Growth on Dece   mber 1,
1989    , the net amount invested in Institutional Class shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

During the period from February 20, 1996 (commenceme   nt of
operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Large Cap would have grown to $__,
including the effect of Class A's maximum s    ales charge.

ADVISOR LARGE CAP - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR LARGE CAP - CLASS A  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Large Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted t   o $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ for     capital gain
distributions. Initial offering of Class A of Advisor Large Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the period from February 20, 1996 (commencement of operations
of the fund) to Nove   mber 30, 1999, a hypothetical $10,000
investment in Class T of Advisor Large Cap would have grown to $__,
including the effect of Class     T's maximum sales charge.

ADVISOR LARGE CAP - CLASS T

Fiscal Year Ended
November 30                   Value of Initial $10,000  Value of Reinvested Dividend  Reinvested Capital Gain  Total Value
                              Investment                Distributions                 Distributions

1999                          $                         $                             $                        $

1998                          $                         $                             $                        $

1997                          $                         $                             $                        $

1996*                         $                         $                             $                        $



ADVISOR LARGE CAP - CLASS T  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Large Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to    $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ for     capital gain
distributions.

During the period from February 20, 1996 (commencement of operations
of the fund) to    November 30, 1999, a hypothetical $10,000
investment in Class B of Advisor Large Cap would have grown to $__,
including the effe    ct of Class B's maximum CDSC.

ADVISOR LARGE CAP - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR LARGE CAP - CLASS B  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Large Cap on February 20, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) am   ounted to $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

During the period from February 20, 1996 (commencement of
ope   rations of the fund) to November 30, 1999, a hypothetical
$10,000 investment in Class C of Advisor Large Cap would have grown to $__.

ADVISOR LARGE CAP - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR LARGE CAP - CLASS C  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Large Cap on February 20, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounte   d to $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital
gain distributions. Ini    tial offering of Class C of Advisor Large
Cap took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

   During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Large Cap would have grown to $__.

ADVISOR LARGE CAP -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996*                     $                         $                             $                            $



ADVISOR LARGE CAP -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996*                          $        $     $


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Large Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to    $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for
dividends and $__ fo    r capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Dividend Growth would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR DIVIDEND GROWTH -
CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR DIVIDEND GROWTH -  INDEXES
CLASS A

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Dividend Growth on December 28, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Dividend Growth would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR DIVIDEND GROWTH -
CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR DIVIDEND GROWTH -  INDEXES
CLASS T

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Dividend Growth on December 28, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Dividend Growth would have grown to $__, including the effect of Class B's maximum CDSC.

ADVISOR DIVIDEND GROWTH -
CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR DIVIDEND GROWTH -  INDEXES
CLASS B

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Dividend Growth on December 28, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Dividend Growth would have grown to $__, including the effect of Class C's maximum CDSC.

ADVISOR DIVIDEND GROWTH -
CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR DIVIDEND GROWTH -  INDEXES
CLASS C

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Dividend Growth on December 28, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Dividend Growth would have grown to $__.

ADVISOR DIVIDEND GROWTH -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR DIVIDEND GROWTH -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Dividend Growth on December 28, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Growth Opportunities would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR GROWTH OPPORTUNITIES
- CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR GROWTH OPPORTUNITIES  INDEXES
- CLASS A

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class A of
Advisor Growth Opportunities on Decembe   r 1, 1989,     assuming the
maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted    to $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions. Initial offering of Class A of Advisor Growth
Opportu    nities took place on September 3, 1996. Class A returns
prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Growth Opportunities would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR GROWTH OPPORTUNITIES
- CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR GROWTH OPPORTUNITIES  INDEXES
- CLASS T

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Growth Opportunities on December 1, 1989, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted t   o $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Growth Opportunities would have grown to $__.

ADVISOR GROWTH OPPORTUNITIES
- CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR GROWTH OPPORTUNITIES  INDEXES
- CLASS B

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class B of
Advisor Growth Opportunities on    December 1, 1989    , the net
amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted to $__.    If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and
$__ f    or capital gain distributions. Initial offering of Class B of
Advisor Growth Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Growth Opportunities would have grown to $__.

ADVISOR GROWTH OPPORTUNITIES
- CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR GROWTH OPPORTUNITIES  INDEXES
- CLASS C

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class C of
Advisor Growth Opportunities on Decem   ber 1, 1989, t    he net
amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted to    $__. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and
$__     for capital gain distributions. Initial offering of Class C of
Advisor Growth Opportunities took place on November 3, 1997. Class C returns prior to November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50 (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Growth
Opportunities would have grown to $__.

ADVISOR GROWTH OPPORTUNITIES
- INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR GROWTH OPPORTUNITIES  INDEXES
- INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Advisor Growth Opportunities    on December 1,
1989, the net amount invested in Institutional Class shares was
$10,000. The cost of the initial investment ($10,000) toget    her
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted t   o $__. If distributions had not
been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ for c    apital gain
distributions. Initial offering of Institutional Class of Advisor Growth Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.

During the period from December 31, 1996 (commencement of operations
of the fund) to Nove   mber 30, 1999, a hypothetical $10,000
investment in Class A of Advisor Growth & Income would have grown to
$__, including the ef    fect of Class A's maximum sales charge.

ADVISOR GROWTH & INCOME -
CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR GROWTH & INCOME -  INDEXES
CLASS A

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Growth & Income on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 31, 1996 (commencement of
operations of the fund) to November 30, 1999, a hypothetical $10,000
investment in Class T of Advisor Growth & In    come would have grown
to $__, including the effect of Class T's maximum sales charge.

ADVISOR GROWTH & INCOME -
CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR GROWTH & INCOME -  INDEXES
CLASS T

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Growth & Income on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

During the period from December 31, 1996 (commencement of operations
of the fu   nd) to November 30, 1999, a hypothetical $10,000
investment in Class B of Advisor Growth & Income would have grown to
$__, inc    luding the effect of Class B's maximum CDSC.

ADVISOR GROWTH & INCOME -
CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR GROWTH & INCOME -  INDEXES
CLASS B

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Growth & Income on December 31, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $__ for dividends and $__     for
capital gain distributions.

   During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Growth & Income would have grown to $__.

ADVISOR GROWTH & INCOME -
CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR GROWTH & INCOME -  INDEXES
CLASS C

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Growth & Income on December 31, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for
ca    pital gain distributions. Initial offering of Class C of Advisor
Growth & Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

During the period from December 31, 1996 (commencement of operations
of the fund) to    November 30, 1999, a hypothetical $10,000
investment in Institutional Class of Advisor Growth & Income would have grown to $__.

ADVISOR GROWTH & INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997*                     $                         $                             $                            $



ADVISOR GROWTH & INCOME -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999                           $        $     $

1998                           $        $     $

1997*                          $        $     $


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Growth & Income on December 31, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to    $__. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Equity Income would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR EQUITY INCOME - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY INCOME - CLASS A  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class A of
Advisor Equity Income on Decemb   er 1, 1989,     assuming the maximum
sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__     for capital gain
distributions. Initial offering of Class A of Advisor Equity Income took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% for prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Equity Income would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR EQUITY INCOME - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY INCOME - CLASS T  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class T of
Advisor Equity Income on D   ecember 1, 1989, a    ssuming the maximum
sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ f    or capital gain
distributions. Initial offering of Class T of Advisor Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Equity Income would have grown to $__.

ADVISOR EQUITY INCOME - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY INCOME - CLASS B  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class B of
Advisor Equity Income on    December 1, 1989, t    he net amount
invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted t   o $__. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and
$__ for capital gain distributions. Initial offering of Cla    ss B of
Advisor Equity Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Equity Income would have grown to $__.

ADVISOR EQUITY INCOME - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY INCOME - CLASS C  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class C of
Advisor Equity Income on    December 1, 1989    , the net amount
invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted to    $__. If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and
$__ for capital gain distributions. Initial offering of     Class C of
Advisor Equity Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Equity Income would have grown to $__.

ADVISOR EQUITY INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR EQUITY INCOME -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Equity Income on December 1, 1989, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to    $__. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Asset Allocation would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR ASSET ALLOCATION -
CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR ASSET ALLOCATION -  INDEXES
CLASS A

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Asset Allocation on December 28, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Asset Allocation would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR ASSET ALLOCATION -
CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR ASSET ALLOCATION -  INDEXES
CLASS T

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Asset Allocation on December 28, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class B of Advisor Asset Allocation would have grown to $__, including the effect of Class B's maximum CDSC.

ADVISOR ASSET ALLOCATION -
CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR ASSET ALLOCATION -  INDEXES
CLASS B

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Asset Allocation on December 28, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Asset Allocation would have grown to $__, including the effect of Class C's maximum CDSC.

ADVISOR ASSET ALLOCATION -
CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR ASSET ALLOCATION -  INDEXES
CLASS C

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Asset Allocation on December 28, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the period from December 28, 1998 (commencement of operations of the fund) to November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Asset Allocation would have grown to $__.

ADVISOR ASSET ALLOCATION -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999*                     $                         $                             $                            $



ADVISOR ASSET ALLOCATION -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living**


1999*                          $        $     $


   * From December 28, 1998 (commencement of operations).

   ** From month-end closest to initial investment date.

   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Asset Allocation on December 28, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $__. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class A of Advisor Balanced would have grown to $__, including the effect of Class A's maximum sales charge.

ADVISOR BALANCED - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR BALANCED - CLASS A  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class A of
Advisor Balanced on Decembe   r 1, 1989,     assuming the maximum
sales charge had been in effect, the net amount invested in Class A shares was $9,425. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ fo    r capital gain
distributions. Initial offering of Class A of Advisor Balanced took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class T of Advisor Balanced would have grown to $__, including the effect of Class T's maximum sales charge.

ADVISOR BALANCED - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR BALANCED - CLASS T  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class T of
Advisor Balanced on    December 1, 1989,     assuming the maximum
sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $__ for dividends and $__ f    or capital gain
distributions.

During the 10-year period ended November 3   0, 1999, a hypothetical
$10,000 investment in Class B of Advisor Balanced would have grown to $__.

ADVISOR BALANCED - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR BALANCED - CLASS B  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class B of
Advisor Balanced on    December 1, 1989    , the net amount invested
in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital
gain distrib    utions. Initial offering of Class B of Advisor
Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Class C of Advisor Balanced would have grown to $__.

ADVISOR BALANCED - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR BALANCED - CLASS C  INDEXES

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in Class C of
Advisor Balanced on December    1, 1989,     the net amount invested
in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to    $__. If distributions
had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for
capital     gain distributions. Initial offering of Class C of Advisor
Balanced took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

   During the 10-year period ended November 30, 1999, a hypothetical $10,000 investment in Institutional Class of Advisor Balanced would have grown to $__.

ADVISOR BALANCED -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



ADVISOR BALANCED -   INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended November 30  S&P 500  DJIA  Cost of Living


1999                           $        $     $

1998                           $        $     $

1997                           $        $     $

1996                           $        $     $

1995                           $        $     $

1994                           $        $     $

1993                           $        $     $

1992                           $        $     $

1991                           $        $     $

1990                           $        $     $


Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Advisor Balanced on De   cember 1, 1989,
the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to    $__. If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$__ for dividends and $__ for c    apital gain distributions. Initial
offering of Institutional Class of Advisor Balanced took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.

PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A class's performance may also be compared to that of each index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of all dividends and capital gains paid by securities included in each index. Unlike a class's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

   The Asset Allocation Composite Index is a hypothetical representation of the performance of Advisor Asset Allocation's three asset classes according to their respective weighting in the fund's neutral mix. The weightings are rebalanced monthly.

   The following indexes are used to calculate the asset allocation composite index: S&P 500 for the stock class, Lehman Brothers Aggregate Bond Index for the bond class and the Lehman Brothers 3-Month Treasury Bill Index for the short term/money market class.

S&P 500 is a market capitalization-weighted index of common stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

LEHMAN BROTHERS 3-MONTH TREASURY BILL INDEX represents the average of the Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

   Advisor Asset Allocation has the ability to invest in securities that are not included in any of the indexes, and the fund's actual investment portfolio may not reflect the composition or the weighting of the indexes used. The Lehman Brothers 3-Month Treasury Bill Index, the Lehman Brothers Aggregate Bond Index, the S&P 500, and the Asset Allocation Composite Index include reinvestment of income or dividends, as appropriate, and are based on the prices of unmanaged groups of U.S. Treasury obligations, other fixed-income obligations or stocks, as appropriate. Unlike the fund's returns, the indexes do not include the effect of paying brokerage commissions, spreads, or other costs of investing. Historical results are used for illustrative purposes only and do not reflect the past or future performance of the fund.

   The following table represents the comparative indexes' calendar year-to-year performance.

         Lehman Brothers 3-Month  Lehman Brothers Aggregate  S&P 500
         Treasury Bill Index      Bond  Index

   1999

   1998

   1997

A   dvisor Balanced may compare its performance to that of the
Fidelity Balanced Composite Index which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Fidelity Balanced Composite Index:
S&P 500 for the equity category and the Lehman Brothers Aggregate Bond Index for the bond category. The index weightings of the Fidelity Balanced Composite Index are rebalanced monthly.

S&P 500 is a market capitalization-weighted index of common stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

Advisor Equity Growth may compare its performance to that of the Russell 3000 Growth Index, a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled companies. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

Advisor Equity Income may compare its performance to that of the Russell 3000 Value Index, a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted values.

   Advisor Value Strategies may compare its performance to that of the Russell MidCap Value Index, a market capitalization-weighted index of medium-capitalization stocks determined by Russell to be value stocks as measured by their lower price-to-book ratios and lower forecasted growth values.

   Each of Advisor TechnoQuant Growth, Advisor Value Strategies, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced may compare its performance to that of the S&P 500 Index, a market capitalization-weighted index of common stocks.

Advisor Mid Cap may compare its performance to that of the Standard & Poor's MidCap 400(registered trademark) Index, a market capitalization-weighted index of 400 medium-capitalization stocks.

Advisor Small Cap may compare its performance to that of the Russell 2000 Index, a market capitalization-weighted index of 2000 small company stocks.

Advisor Balanced may also compare its performance to the Lehman Brothers Aggregate Bond Index, a market value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.

MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

   As of     November 30, 1999, FMR advised over $__ billion in
municipal fund assets, $__ billion in taxable fixed-income fund
assets,    $__ billi    on in money market fund assets, $___ billion
in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

PRIOR PERFORMANCE OF SIMILAR FUNDS

   Because Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation (Corresponding Funds) were new when this SAI was printed, less than one year of each fund's performance history is included. However, Advisor Dividend Growth, Advisor Retirement Growth, and Advisor Asset Allocation are modeled after the following existing registered funds, respectively: Fidelity Retirement Growth, Fidelity Dividend Growth, and Fidelity Asset Manager: Growth (Related
Funds).

   The Related Funds are managed by FMR and have investment objectives and policies that are substantially identical in all material respects to those of the Corresponding Funds described in this SAI. The Related Funds, however, have different expenses and are sold through different distribution channels.

   Below you will find information about the prior performance of the Related Funds, not the performance of the Corresponding Funds described in this SAI. The performance data of the Related Funds is net of management fees and other expenses and is based on past results.

   Although the Corresponding Funds described in this SAI have investment objectives and policies that are substantially identical in all material respects to those of the Related Funds, you should not assume that the Corresponding Funds will have the same performance as the Related Funds. For example, a Corresponding Fund's future performance may be better or worse than the performance of its Related Fund due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows between the Corresponding Fund and its Related Fund.

MOVING AVERAGES. Like the Corresponding Funds, a Related Fund may
illustrate performance using moving averages. For    November 30,
1999    , the 13-week and 39-week long-term moving averages for each
Related Fund are shown below.

                                13-WEEK LONG-TERM MOVING  39-WEEK LONG-TERM MOVING
                                AVERAGE                   AVERAGE

Fidelity Retirement Growth

Fidelity Dividend Growth

Fidelity Asset Manager: Growth


CALCULATING HISTORICAL FUND RESULTS. The following tables show performance for each Related Fund for the period ended November 30, 1999.

                                Average Annual Returns                                     Cumulative Returns

                                One Year           Five Years  Ten Years/ Life of Fund*    One Year            Five  Years

Fidelity Retirement Growth       %                  %           %                           %                   %

Fidelity Dividend Growth         %                  %           %                           %                   %

Fidelity Asset Manager: Growth   %                  %           %                           %                   %



                                Cumulative Returns

                                Ten Years/ Life of Fund*

Fidelity Retirement Growth       %

Fidelity Dividend Growth         %

Fidelity Asset Manager: Growth   %


   * Life of fund figures are from commencement of operations (April 27, 1993 for Fidelity Dividend Growth and December 30, 1991 for
Fidelity Asset Manager: Growth) through November 30, 1999.

   [Note: If FMR had not reimbursed certain fund expenses during these periods, Fidelity Retirement Growth's, Fidelity Dividend Growth's, and Fidelity Asset Manager: Growth's returns would have been lower.]

The following tables show the income and capital elements of each Related Fund's cumulative return. The tables compare each Related Fund's return to the record of the S&P 500, the DJIA, and the cost of living, as measured by the CPI, over the same period. The CPI information is as of the month-end closest to the initial investment date for each Related Fund. The S&P 500 and DJIA comparisons are provided to show how each Related Fund's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each Related Fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each Related Fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each Related Fund during the past 10 years ended on the most recent calendar quarter of each Related Fund or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

FIDELITY RETIREMENT GROWTH:    During the ten-year period ended
November 30, 1999, a hypothetical $10,000 investment in Fidelity
Retirement Growth would have grown to $__, assuming all distributions were reinvested.

FIDELITY RETIREMENT GROWTH

Period Ended November 30  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991                      $                         $                             $                            $

1990                      $                         $                             $                            $



FIDELITY RETIREMENT GROWTH  INDEXES

Period Ended November 30  S&P 500  DJIA  Cost of Living


1999                      $        $     $

1998                      $        $     $

1997                      $        $     $

1996                      $        $     $

1995                      $        $     $

1994                      $        $     $

1993                      $        $     $

1992                      $        $     $

1991                      $        $     $

1990                      $        $     $


Explanatory Notes: With an initial investment of $10,000 in Fidelity Retirement Growth on January 1, 1990, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amo   unted to $__. If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

FIDELITY DIVIDEND GROWTH: During the period from April 27, 1993
(commencement of operations) to November 30   , 1999, a hypothetical
$10,000 investment in Fidelity Dividend Growth would have grown to
$__, assuming all distributions were     reinvested.

FIDELITY DIVIDEND GROWTH

Period Ended November 30  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993*                     $                         $                             $                            $



FIDELITY DIVIDEND GROWTH  INDEXES

Period Ended November 30  S&P 500  DJIA  Cost of Living**


1999                      $        $     $

1998                      $        $     $

1997                      $        $     $

1996                      $        $     $

1995                      $        $     $

1994                      $        $     $

1993*                     $        $     $


* From April 27, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Dividend Growth on April 27, 1993, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amount   ed to $__. If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

       FIDELITY ASSET MANAGER: GROWTH:    During the period from
December 30, 1991 (commencement of operations) to November 30, 1999, a hypothetical $10,000 investment in Fidelity Asset Manager: Growth would have grown to $__, assuming all distributions were reinvested.

FIDELITY ASSET MANAGER: GROWTH

Period Ended November 30  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $                         $                             $                            $

1998                      $                         $                             $                            $

1997                      $                         $                             $                            $

1996                      $                         $                             $                            $

1995                      $                         $                             $                            $

1994                      $                         $                             $                            $

1993                      $                         $                             $                            $

1992                      $                         $                             $                            $

1991*                     $                         $                             $                            $



FIDELITY ASSET MANAGER: GROWTH  INDEXES

Period Ended November 30  S&P 500  DJIA  Cost of Living**


1999                      $        $     $

1998                      $        $     $

1997                      $        $     $

1996                      $        $     $

1995                      $        $     $

1994                      $        $     $

1993                      $        $     $

1992                      $        $     $

1991*                     $        $     $


* From December 30, 1991 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Asset Manager: Growth on December 30, 1991, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to    $__. If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $__ for dividends and $__ for capital gain distributions.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's and Class T's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

CLASS A SHARES ONLY

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. to shares purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

   9. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC; or

   10. to shares purchased by the Fidelity Investments Charitable Gift
Fund.

   A sales load waiver form must accompany these transactions.

CLASS T SHARES ONLY

1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10.  to shares purchased by a charitable organization (as defined for
purposes of Section 501(c)(3) of th   e Internal Revenue Code, but
excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

   12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);

   13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

   14. to shares purchased by the Fidelity Investments Charitable Gift
Fund.

A sales load waiver form must accompany these transactions.

CLASS B AND CLASS C SHARES ONLY

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

 1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

 2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

 3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

 4. Through the Fidelity Advisor Systematic Withdrawal Program; or

 5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

A waiver form must accompany these transactions.

 INSTITUTIONAL CLASS SHARES ONLY

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or FIL or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

 FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or
(iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent;" and an incremental load waived trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or
(ii) by the Fidelity Investments Charitable Gift Fund, will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The Class A or Class T CDSC will not apply to the redemption of shares:

 1. Held by insurance company separate accounts;

 2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

 3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

 A waiver form must accompany these transactions.

CLASS A AND CLASS T SHARES ONLY

COMBINED PURCHASE, RIGHTS OF ACCUMULATION AND LETTER OF INTENT PROGRAMS. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase, Rights of Accumulation or Letter of Intent program: an individual, spouse and their children under age 21 purchasing for his/her or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

COMBINED PURCHASE. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one investment professional.

RIGHTS OF ACCUMULATION. The current value of your holdings is determined at the NAV at the close of business on the day you purchase the Class A or Class T shares to which the current value of your holdings will be added. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one investment professional.

LETTER OF INTENT. You must file your Letter of Intent (Letter) with Fidelity within 90 days of the start of your purchases toward completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one investment professional. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, Fidelity will provide you with 30-days' written notice to pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 30 days, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

ALL CLASSES

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

CAPITAL GAIN DISTRIBUTIONS. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

   [As     of November 30, 1999, ____________ had a capital loss
carryforward aggregating approximately $____. This loss
carryfor   ward    , of which $___, $___, and $___will expire on
November 30, 20__, 20__, and 20__, respectively, is available to
offset future    capital gains.]

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON    3d (69),     Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Vice President of Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, and Advisor Growth Opportunities, is Mr. Johnson's daughter.

ABIGAIL P. JOHNSON    (37)    , is Vice President of certain Equity
Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

J. GARY BURKHEAD    (58), M    ember of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX    (67)    , Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS    (67),     Trustee. Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

ROBERT M. GATES (   56)    , Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLEY JONES    (72), Tr    ustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

DONALD J. KIRK (   67),     Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a Director of General Re Corporation (reinsurance, 1987-1998) and Valuation Research Corp. (appraisals and valuations, 1993-1995). He serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

   NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

*PETER S. LYNCH (   56),     Trustee, is Vice Chairman and Director of
FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY    (66), T    rustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH    (71),     Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN    (66),     Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).

*ROBERT C. POZEN    (53),     Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS    (71),     Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).

BART A. GRENIER    (40), is     Vice President of certain High-Income
Bond Funds (1997) and certain Equity Funds (1999). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.

ROBERT A. LAWRENCE    (47),     is Vice President of certain Equity
Funds (1997), Vice President of Fidelity Real Estate High Income Fund
(1995) and Fidelity Real Estate High Income Fund II (1996), and Senior Vice President of FMR (1993).

RICHARD A. SPILLANE, JR.    (48),     is Vice President of certain
Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane is Chief Investment Officer for Fidelity
International, Limited. Prior to that position, Mr. Spillane served as Director of Research.

J   OHN D. AVERY (35), is Vice President of Advisor Balanced (1999)
and another fund advised by FMR. Since joining Fidelity in 1995, Mr. Avery worked as a research analyst and portfolio assistant for several other Fidelity funds.

C. ROBERT CHOW    (38)    , is Vice President of Advisor Equity Income
(1998). Prior to his current responsibilities, Mr. Chow worked as an analyst and managed several other Fidelity funds.

   DAVID FELMAN (34), is Vice President of Advisor Mid Cap (1999) and another fund advised by FMR. Prior to his current responsibilities, Mr. Felman managed a variety of Fidelity funds.

   KAREN FIRESTONE (43), is Vice President of Advisor Large Cap
(1999). Ms. Firestone is also a vice president of Fidelity Management Trust Company, the unit of Fidelity which serves institutional investment businesses worldwide by managing assets for corporate and public employee retirement funds, endowments, foundations, and other major institutions. Prior to her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

KEVIN E. GRANT    (39)    , is Vice President of Advisor Balanced
(1996) and other funds advised by FMR. Since joining Fidelity in 1993, Mr. Grant managed a variety of Fidelity funds.

RICHARD C. HABERMANN (   59),     is Vice President of Advisor Asset
Allocation (1998) and other funds advised by FMR. He is also a Senior Vice President of FMR (1993). Prior to his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

   TIM A. KROCHUK (30), is Vice President of Advisor TechnoQuant
Growth and another fund advised by FMR. Since joining Fidelity in 1992, Mr. Krochuk worked as a research associate and quantitative analyst. He also managed several Fidelity funds.

HARRY W. LANGE    (47), i    s Vice President of Advisor Small Cap
(1998) and another fund advised by FMR. Prior to his current responsibilities, Mr. Lange managed a variety of Fidelity funds.

HARRIS LEVITON    (38), is     Vice President of Advisor Value
Strategies (1996). Prior to his current responsibilities, Mr. Leviton managed a variety of Fidelity funds.

CHARLES MANGUM    (35), is     Vice President of Advisor Dividend
Growth (1998) and another fund advised by FMR. Prior to his current responsibilities, Mr. Mangum managed a variety of Fidelity funds.

J. FERGUS SHIEL    (42)    , is Vice President of Advisor Retirement
Growth (1998) and other funds advised by FMR. Prior to his current responsibilities, Mr. Shiel managed a variety of Fidelity funds.

BETH TERRANA    (42),     is Vice President of Advisor Growth & Income
(1996), and other funds advised by FMR. Ms. Terrana is also a Senior Vice President of FMR (1993). Prior to her current responsibilities, Ms. Terrana managed a variety of Fidelity funds.

JENNIFER S. UHRIG    (38), is V    ice President of Advisor Equity
Growth (1997), and another fund advised by FMR. Prior to her current responsibilities, Ms. Uhrig managed a variety of Fidelity funds.

GEORGE A. VANDERHEIDEN    (53)    , is Vice President of Advisor
Growth Opportunities, and other funds advised by FMR. Prior to his current responsibilities, Mr. Vanderheiden managed a variety of Fidelity funds.

ERIC D. ROITER    (51)    , Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998) and Vice President and Clerk of FDC
(1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

RICHARD A. SILVER    (52), T    reasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

JOHN H. COSTELLO    (53),     Assistant Treasurer, is an employee of
FMR.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended November 30, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail P. Johnson**  J. Gary  Burkhead**  Ralph  F. Cox
FUND

Advisor TechnoQuant Growth[B]  $ 0                     $ 0                   $ 0                  $

Advisor Small Cap[B]           $ 0                     $ 0                   $ 0                  $

Advisor Value Strategies[B]    $ 0                     $ 0                   $ 0                  $

Advisor MidCap[B]              $ 0                     $ 0                   $ 0                  $

Advisor Retirement Growth[B]+  $ 0                     $ 0                   $ 0                  $

Advisor Equity Growth[B]       $ 0                     $ 0                   $ 0                  $

Advisor Large Cap[B]           $ 0                     $ 0                   $ 0                  $

Advisor Dividend Growth[B]+    $ 0                     $ 0                   $ 0                  $

Advisor Growth Opportunities   $ 0                     $ 0                   $ 0                  $
[B]

Advisor Growth & Income[B]     $ 0                     $ 0                   $ 0                  $

Advisor Equity  Income[B]      $ 0                     $ 0                   $ 0                  $

Advisor Asset Allocation[B]+   $ 0                     $ 0                   $ 0                  $

Advisor Balanced[B]            $ 0                     $ 0                   $ 0                  $

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                   $ 0                  $
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones  Donald J. Kirk  Ned C. Lautenbach***
FUND

Advisor TechnoQuant Growth[B]  $                    $                 $                 $               $ 0

Advisor Small Cap[B]           $                    $                 $                 $               $ 0

Advisor Value Strategies[B]    $                    $                 $                 $               $ 0

Advisor MidCap[B]              $                    $                 $                 $               $ 0

Advisor Retirement Growth[B]+  $                    $                 $                 $               $ 0

Advisor Equity Growth[B]       $                    $                 $                 $               $ 0

Advisor Large Cap[B]           $                    $                 $                 $               $ 0

Advisor Dividend Growth[B]+    $                    $                 $                 $               $ 0

Advisor Growth Opportunities   $                    $                 $                 $               $ 0
[B]

Advisor Growth & Income[B]     $                    $                 $                 $               $ 0

Advisor Equity  Income[B]      $                    $                 $                 $               $ 0

Advisor Asset Allocation[B]+   $                    $                 $                 $               $ 0

Advisor Balanced[B]            $                    $                 $                 $               $ 0

TOTAL COMPENSATION FROM THE    $                    $                 $                 $               $ 0
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                      Peter  S. Lynch**  William O. McCoy  Gerald  C. Mc-Donough  Marvin L. Mann  Robert  C. Pozen**
FUND

Advisor TechnoQuant
Growth[B]                   $ 0                $                 $                      $               $ 0

Advisor Small Cap[B]        $ 0                $                 $                      $               $ 0

Advisor Value Strategies[B] $ 0                $                 $                      $               $ 0

Advisor MidCap[B]           $ 0                $                 $                      $               $ 0

Advisor Retirement
Growth[B]+                  $ 0                $                 $                      $               $ 0

Advisor Equity Growth[B]    $ 0                $                 $                      $               $ 0

Advisor Large Cap[B]        $ 0                $                 $                      $               $ 0

Advisor Dividend
Growth[B]+                  $ 0                $                 $                      $               $ 0

Advisor Growth
Opportunities{B}            $ 0                $                 $                      $               $ 0

Advisor Growth &
Income[B]                   $ 0                $                 $                      $               $ 0

Advisor Equity  Income[B]   $ 0                $                 $                      $               $ 0

Advisor Asset
Allocation[B]+              $ 0                $                 $                      $               $ 0

Advisor Balanced[B]         $ 0                $                 $                      $               $ 0

TOTAL COMPENSATION
FROM THE                    $ 0                                  $                      $               $ 0
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Thomas R. Williams
FUND

Advisor TechnoQuant Growth[B]  $

Advisor Small Cap[B]           $

Advisor Value Strategies[B]    $

Advisor MidCap[B]              $

Advisor Retirement Growth[B]+  $

Advisor Equity Growth[B]       $

Advisor Large Cap[B]           $

Advisor Dividend Growth[B]+    $

Advisor Growth Opportunities   $
[B]

Advisor Growth & Income[B]     $

Advisor Equity  Income[B]      $

Advisor Asset Allocation[B]+   $

Advisor Balanced[B]            $

TOTAL COMPENSATION FROM THE    $
FUND COMPLEX*,A


   * Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

   ** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

   ***During the period from October 14, 1999 through October 31,
1999, Mr. Lautenbach served as a member of the Advisory Board.

   + Estimated

    A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy,
$55,039.

   [B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.]

   [C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.]

   [G Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: ____________, ____________, ____________; ____________,
____________, ____________; and ____________, _____________,
____________.]

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   [As of November 30, 1999, approximately __% of ____________ total outstanding shares was held by [FMR] [and] [an] [FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [and] [this/these] [FMR affiliate[s]]. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, and Ms. Abigail P. Johnson, [Vice President of the fund,] may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of ____________ shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.]

   [As of November 30, 1999, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.]

   [As of November 30, 1999, the following owned of record or beneficially 5% or more (up to and including 25%) of each class's outstanding shares:]

   [As of November 30, 1999, approximately ____% of ____________ total outstanding shares were held by ____________; approximately ___% of ____________ total outstanding shares were held by ____________; and approximately ___% of ____________ total outstanding shares were held by ____________.]

   [A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, FIMM, FMR U.K. and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend
   disbursi    ng, and shareholder servicing agent, pricing and
bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under the management
contract, each fund (except    Advisor Value Strategies     and
Advisor Growth Opportunities) pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract,    Advisor
Value Strategies     and Advisor Growth Opportunities pays FMR a
monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Advisor Value Strategies' and Advisor Growth Opportunities' performance to that of the S&P 500.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%             $    1 billion   .5200%

 3 - 6                .4900               50              .3823

 6 - 9                .4600               100             .3512

 9 - 12               .4300               150             .3371

 12 - 15              .4000               200             .3284

 15 - 18              .3850               250             .3219

 18 - 21              .3700               300             .3163

 21 - 24              .3600               350             .3113

 24 - 30              .3500               400             .3067

 30 - 36              .3450               450             .3024

 36 - 42              .3400               500             .2982

 42 - 48              .3350               550             .2942

 48 - 66              .3250               600             .2904

 66 - 84              .3200               650             .2870

 84 - 102             .3150               700             .2838

 102 - 138            .3100               750             .2809

 138 - 174            .3050               800             .2782

 174 - 210            .3000               850             .2756

 210 - 246            .2950               900             .2732

 246 - 282            .2900               950             .2710

 282 - 318            .2850              1,000            .2689

 318 - 354            .2800              1,050            .2669

 354 - 390            .2750              1,100            .2649

 390 - 426            .2700              1,150            .2631

 426 - 462            .2650              1,200            .2614

 462 - 498            .2600              1,250            .2597

 498 - 534            .2550              1,300            .2581

 534 - 587            .2500              1,350            .2566

 587 - 646            .2463              1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rat   e at $___ billion of group net assets - the approximate level for November 1999 - was __%, which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.

The individual fund fee rate for each fund (except Advisor Value Strategies and Advisor Growth Opportunities) is set forth in the following chart. Based on the average group net assets of the funds advised by FMR for November 1999, each fund's annual management fee rate would be calculated as follows:

                            Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Advisor TechnoQuant Growth   %              +   0.30%                    =  %

Advisor Small Cap            %              +   0.45%                    =  %

Advisor Mid Cap              %              +   0.30%                    =  %

Advisor Retirement Growth    %              +   0.30%                    =  %

Advisor Equity Growth        %              +   0.30%                    =  %

Advisor Large Cap            %              +   0.30%                    =  %

Advisor Dividend Growth      %              +   0.30%                    =  %

Advisor Growth & Income      %              +   0.20%                    =  %

Advisor Equity Income        %              +   0.20%                    =  %

Advisor Asset Allocation     %              +   0.30%                    =  %

Advisor Balanced             %              +   0.15%                    =  %


   The individual fund fee rate for Advisor Value Strategies and
Advisor Growth Opportunities is 0.30%. Based on the average group net
assets of the funds advised by FMR for     November 1999, each fund's
annual basic fee rate would be calculated as follows:

                              Group Fee Rate     Individual Fund Fee Rate     Basic Fee Rate

Advisor Value Strategies       %              +   0.30%                    =  %

Advisor Growth Opportunities   %              +   0.30%                    =  %


One-twelfth of the basic fee rate or the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for    Advisor
Growth Opportuniti    es is subject to upward or downward adjustment,
depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P 500. The performance period consists of the most recent month plus the previous 35 months.

   The basic fee for Advisor Value Strategies is subject to downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period is exceeded by the record over the same period of the S&P 500. The performance period consists of the most recent month plus the previous 35 months. After December 31, 2000, no performance adjustment will be applied to the basic fee for Advisor Value Strategies.

Each percentage point of difference, calculated to the nearest 0.01%
(   for Advisor Growth Opportuni    ties (up to a maximum difference
of (plus/minus)10.00)) is multiplied by a performance adjustment rate of 0.02%.

   Each percentage point of difference, calculated to the nearest
0.01% (up to a maximum difference of -10.00 (for Advisor Value
Strategies)) is multiplied by a performance adjustment rate of 0.02%.

For the purposes of calculating the performance adjustment for each
of    Advisor Value Strategies     and Advisor Growth Opportunities,
the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The maximum annualized performance adjustment rate is
(plus/minus)0.20% (for A   dvisor Growth Opportunitie    s) of the
fund's average net assets over the performance period.

   The maximum annualized performance adjustment rate is limited to -0.20% (for Advisor Value Strategies) of the fund's average net assets over the performance period.

A class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the class are treated as if reinvested in that class's shares at the NAV as of the record date for payment.

The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees
paid by    Advisor Value Strategies     and Advisor Growth
Opportunities.

                              FISCAL YEAR ENDED  PERFORMANCE ADJUSTMENT   MANAGEMENT FEES PAID TO FMR

ADVISOR TECHNOQUANT GROWTH

1999                          11/30                N/A                     $

1998                          11/30                N/A                      208,740

1997**                        11/30                N/A                      135,400

ADVISOR SMALL CAP

1999                          11/30                N/A

1998***                       11/30                N/A                      104,572

ADVISOR VALUE STRATEGIES#

1999                          11/30                                         *

1998                          11/30                1,343,174 (downward)     2,375,350*

1/1/97 - 11/30/97             11/30                1,112,763 (downward)     2,293,268*

[1996                         12/31                962,281 (downward)       3,621,407*]

ADVISOR MID CAP

1999                          11/30                N/A

1998                          11/30                N/A                      2,834,821

1997                          11/30                N/A                      2,182,332

ADVISOR RETIREMENT GROWTH

1999****                      11/30                N/A

ADVISOR EQUITY GROWTH

1999                          11/30                N/A

1998                          11/30                N/A                      34,349,874

1997                          11/30                N/A                      30,254,233

ADVISOR LARGE CAP

1999                          11/30                N/A

1998                          11/30                N/A                      585,604

1997                          11/30                N/A                      364,913

ADVISOR DIVIDEND GROWTH

1999****                      11/30                N/A

ADVISOR GROWTH OPPORTUNITIES

1999                          11/30                                         *

1998                          11/30                31,888,352 (downward)    113,054,160*

11/1/97 - 11/30/97            11/30                 2,127,105 (downward)    8,283,249*

1997                          10/31                19,295,278 (downward)    86,854,055*

ADVISOR GROWTH & INCOME

1999                          11/30                N/A

1998                          11/30                N/A                      2,243,407

1997**                        11/30                N/A                      385,672

ADVISOR EQUITY INCOME

1999                          11/30                N/A

1998                          11/30                N/A                      19,202,591(dagger)

1997                          11/30                N/A                      14,927,663(dagger)

ADVISOR ASSET ALLOCATION

1999****                      11/30                N/A

ADVISOR BALANCED

1999                          11/30                N/A

11/1/98 - 11/30/98            11/30                N/A                      1,134,504

1998                          10/31                N/A                      13,700,950

1997                          10/31                N/A                      13,236,926


   * Including the amount of the performance adjustment.

   ** Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   *** Advisor Small Cap commenced operations on September 9,
1998.

   **** Advisor Retirement Growth, Advisor Dividend Growth, and
Advisor Asset Allocation commenced operations on December 28,
1998.

   (dagger) Prior to December 1, 1998, Advisor Equity Income paid FMR a monthly management fee at an annual rate of 0.50% of the fund's average net assets throughout the month.

   # Prior to July 1, 1999, Advisor Value Strategies paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. The basic fee was subject to upward or downward adjustment depending on whether, and to what extent, the fund's investment performance for the performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate was (plus/minus)0.20% of the fund's average net assets over the performance period.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes,
   securit    ies lending costs, brokerage commissions, and
extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

   Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

   [FMR voluntarily agreed to reimburse Class A, Class T, Class B, Class C, Institutional Class, and Initial Class if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The table below shows the periods of reimbursement and levels of expense limitations for the applicable classes; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.]

                             Periods of Expense Limitation       Aggregate Operating Expense  Fiscal Years Ended November 30
                             From                     To         Limitation

Advisor TechnoQuant
Growth- Class A              December 1, 1998          ---       1.30%                        1999
Class A



                             Management Fee Before  Amount of  Management Fee
                             Reimbursement          Reimbursement

Advisor TechnoQuant Growth-  $                      $
Class A


SUB-ADVISERS. On behalf of Advisor Asset Allocation and Advisor
Balanced, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has responsibility for choosing certain types of investments for each fund.

Under the terms of the sub-advisory agreements for Advisor Asset Allocation and Advisor Balanced, FMR pays FIMM fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of Advisor Asset Allocation and Advisor Balanced for the past three fiscal years are shown in the table below.

Fund                      Fiscal Period Ended  Fees Paid to FIMM

Advisor Asset Allocation                       $

1999*                     November 30          $

Advisor Balanced                               $

1999                      November 30          $

11/1/98-11/30/98          November 30          $

11/1/97-10/31/98          October 31           $

1997                      October 31           $

* Advisor Asset Allocation commenced operations on December 28, 1998.

On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

On behalf of each fund, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate (including any performance adjustment) with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.

For providing investment advice and research services, fees paid to
FMR U.K and FMR Far East on behalf of Advisor    Value Strategies    ,
Advisor Equity Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, [____________] and Advisor Balanced for the past three fiscal years are shown in the table below.

                              Fiscal Year Ended  FMR U.K.    FMR Far East

Advisor TechnoQuant Growth

1999                          November 30        $           $

1998                          November 30         0           0

1997*                         November 30         0           0

Advisor Small Cap

1999                          November 30

1998**                        November 30         0           0

Advisor Value Strategies

1999                          November 30

1998                          November 30         11,125      10,563

1/1/97 - 11/30/97             November 30         28,790      27,433

[1996                         December 31         24,977      23,484]

Advisor Mid Cap

1999                          November 30

1998                          November 30         0           0

1997                          November 30         0           0

Advisor Retirement Growth

1999***                       November 30

Advisor Equity Growth

1999                          November 30

1998                          November 30         139,746     123,816

1997                          November 30         139,178     133,255

Advisor Large Cap

1999                          November 30

1998                          November 30         0           0

1997                          November 30         0           0

Advisor Dividend Growth

1999***                       November 30

Advisor Growth Opportunities

1999                          November 30

1998                          November 30         1,264,405   1,149,662

11/1/97 - 11/30/97            November 30         87,415      77,694

1997                          October 31          852,607     809,300

Advisor Growth & Income

1999                          November 30

1998                          November 30         15,059      13,634

1997*                         November 30         0           0

Advisor Equity Income

1999                          November 30

1998                          November 30         189,295     172,720

1997                          November 30         89,084      85,667

Advisor Asset Allocation

1999***                       November 30

Advisor Balanced

1999                          November 30

11/1/98 - 11/30/98            November 30         14,519      11,784

1998                          October 31          157,996     144,557

1997                          October 31          177,487     166,105

   * Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   [For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K and FMR Far East on behalf of the funds for the past three fiscal years.]

   [For discretionary investment management and execution of portfolio transactions, fees paid to FMR U.K and FMR Far East on behalf of ____________ for the past three fiscal years are shown in the table below.]

                              Fiscal Year Ended  FMR U.K.  FMR Far East

Advisor TechnoQuant Growth

1999                          November 30        $         $

1998                          November 30         0         0

1997*                         November 30         0         0

Advisor Small Cap

1999                          November 30

1998**                        November 30         0         0

Advisor Value Strategies

1999                          November 30

1998                          November 30         0         0

1/1/97 - 11/30/97             November 30         0         0

[1996                         December 31         0         0]

Advisor Mid Cap

1999                          November 30

1998                          November 30         0         0

1997                          November 30         0         0

Advisor Retirement Growth

1999***                       November 30

Advisor Equity Growth

1999                          November 30

1998                          November 30         0         0

1997                          November 30         0         0

Advisor Large Cap

1999                          November 30

1998                          November 30         0         0

1997                          November 30         0         0

Advisor Dividend Growth

1999***                       November 30

Advisor Growth Opportunities

1999                          November 30

1998                          November 30         0         0

11/1/97 - 11/30/97            November 30         0         0

1997                          October 31          0         0

Advisor Growth & Income

1999                          November 30

1998                          November 30         0         0

1997*                         November 30         0         0

Advisor Equity Income

1999                          November 30

1998                          November 30         0         0

1997                          November 30         0         0

Advisor Asset Allocation

1999***                       November 30

Advisor Balanced

1999                          November 30

11/1/98 - 11/30/98            November 30         0         0

1998                          October 31          0         0

1997                          October 31          0         0

   * Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.

                                                          Sales Charge Revenue                          CDSC Revenue

                                 Fiscal Year  Ended       Amount Paid to FDC    Amount Retained by FDC  Amount Paid to FDC

Advisor TechnoQuant Growth -     Nov. 30, 1999             $                     $                       $
Class A

                                 Nov. 30, 1998             17,545                5,286                   0

                                 Nov. 30, 1997*            54,370                30,175                  0

Advisor TechnoQuant Growth -     Nov. 30, 1999
Class T

                                 Nov. 30, 1998             45,229                11,046                  0

                                 Nov. 30, 1997*            111,714               41,936                  0

Advisor TechnoQuant Growth -     Nov. 30, 1999
Class B

                                 Nov. 30, 1998            N/A                   N/A                      47,726

                                 Nov. 30, 1997*           N/A                   N/A                      18,557

Advisor TechnoQuant Growth -     Nov. 30, 1999
Class C

                                 Nov. 30, 1998            N/A                   N/A                      422

                                 Nov. 30, 1997*           N/A                   N/A                      0

Advisor Small Cap - Class A      Nov. 30, 1999

                                 Nov. 30, 1998**           59,118                42,784                  0

Advisor Small Cap - Class T      Nov. 30, 1999

                                 Nov. 30, 1998**           153,317               75,134                  0

Advisor Small Cap - Class B      Nov. 30, 1999

                                 Nov. 30, 1998**          N/A                   N/A                      5,341

Advisor Small Cap - Class C      Nov. 30, 1999

                                 Nov. 30, 1998**          N/A                   N/A                      1,436

Advisor Value Strategies -       Nov. 30, 1999
Class A

                                 Nov. 30, 1998             70,878                17,322                  0

                                 Nov. 30, 1997(dagger)     28,462                9,936                   0

Advisor Value Strategies -       Nov. 30, 1999
Class T

                                 Nov. 30, 1998             243,044               72,427                  0

                                 Nov. 30, 1997(dagger)     187,128               53,056                  0

                                 [Dec. 31, 1996            909,434               145,926                 0

Advisor Value Strategies -       Nov. 30, 1999
Class B

                                 Nov. 30, 1998            N/A                   N/A                      232,999

                                 Nov. 30, 1997(dagger)    N/A                   N/A                      304,658

                                 [Dec. 31, 1996           N/A                   N/A                      243,510

Advisor Value Strategies -       Nov. 30, 1999
Initial Class

                                 Nov. 30, 1998             11                    0                      N/A

                                 Nov. 30, 1997(dagger)     0                     0                       N/A

                                 [Dec. 31, 1996            0                     0                       N/A

Advisor Mid Cap - Class A        Nov. 30, 1999

                                 Nov. 30, 1998             119,088               33,806                  0

                                 Nov. 30, 1997             68,624                17,485                  0

Advisor Mid Cap - Class T        Nov. 30, 1999

                                 Nov. 30, 1998             459,186               163,750                 0

                                 Nov. 30, 1997             419,798               153,727                 0

Advisor Mid Cap - Class B        Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      138,632

                                 Nov. 30, 1997            N/A                   N/A                      160,918

Advisor Mid Cap - Class C        Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      2,300

                                 Nov. 30, 1997            N/A                   N/A                      0

Advisor Retirement Growth -      Nov. 30, 1999***
Class A

Advisor Retirement Growth -      Nov. 30, 1999***
Class T

Advisor Retirement Growth -      Nov. 30, 1999***
Class B

Advisor Retirement Growth -      Nov. 30, 1999***
Class C

Advisor Equity Growth - Class A  Nov. 30, 1999

                                 Nov. 30, 1998             838,000               356,000                 0

                                 Nov. 30, 1997             516,000               163,000                 0

Advisor Equity Growth - Class T  Nov. 30, 1999

                                 Nov. 30, 1998             2,265,000             769,000                 0

                                 Nov. 30, 1997             2,561,000             777,000                 0

Advisor Equity Growth - Class B  Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      488,000

                                 Nov. 30, 1997(dagger)(dagger)
                                                          N/A                   N/A                      53,000

Advisor Equity Growth - Class C  Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      25,000

                                 Nov. 30, 1997            N/A                   N/A                      0

Advisor Large Cap - Class A      Nov. 30, 1999

                                 Nov. 30, 1998             48,225                13,628                  0

                                 Nov. 30, 1997             39,475                12,656                  0

Advisor Large Cap - Class T      Nov. 30, 1999

                                 Nov. 30, 1998             85,387                27,254                  0

                                 Nov. 30, 1997             83,276                28,199                  0

Advisor Large Cap - Class B      Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      50,675

                                 Nov. 30, 1997            N/A                   N/A                      27,546

Advisor Large Cap - Class C      Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      4,117

                                 Nov. 30, 1997            N/A                   N/A                      0

Advisor Dividend Growth -        Nov. 30, 1999***
Class A

Advisor Dividend Growth -        Nov. 30, 1999***
Class T

Advisor Dividend Growth -        Nov. 30, 1999***
Class B

Advisor Dividend Growth -        Nov. 30, 1999***
Class C

Advisor Growth Opportunities     Nov. 30, 1999
- Class A

                                 Nov. 30, 1998             3,082,000             1,252,000               0

                                 Nov. 30,                  189,000               73,000                  0
                                 1997(dagger)(dagger)(dagger)

                                 Oct. 31, 1997             2,096,000             618,000                 0

Advisor Growth Opportunities     Nov. 30, 1999
- Class T

                                 Nov. 30, 1998             11,634,000            4,534,000               0

                                 Nov. 30,                  821,000               352,000                 0
                                 1997(dagger)(dagger)(dagger)

                                 Oct. 31, 1997             13,380,000            4,538,000               0

Advisor Growth Opportunities     Nov. 30, 1999
- Class B

                                 Nov. 30, 1998            N/A                   N/A                      1,990,000

                                 Nov. 30,                 N/A                   N/A                      41,000
                                 1997(dagger)(dagger)(dagger)

                                 Oct. 31, 1997+           N/A                   N/A                      154,000

Advisor Growth Opportunities     Nov. 30, 1999
- Class C

                                 Nov. 30, 1998            N/A                   N/A                      98,000

                                 Nov. 30,                 N/A                   N/A                      0
                                 1997(dagger)(dagger)(dagger)

Advisor Growth & Income -        Nov. 30, 1999
Class A

                                 Nov. 30, 1998             416,022               154,022                 0

                                 Nov. 30, 1997*            107,155               38,752                  0

Advisor Growth & Income -        Nov. 30, 1999
Class T

                                 Nov. 30, 1998             931,112               327,957                 0

                                 Nov. 30, 1997*            316,414               112,138                 0

Advisor Growth & Income -        Nov. 30, 1999
Class B

                                 Nov. 30, 1998            N/A                   N/A                      146,346

                                 Nov. 30, 1997*           N/A                   N/A                      35,346

Advisor Growth & Income -        Nov. 30, 1999
Class C

                                 Nov. 30, 1998            N/A                   N/A                      24,046

                                 Nov. 30, 1997*           N/A                   N/A                      0

Advisor Equity Income - Class A  Nov. 30, 1999

                                 Nov. 30, 1998             672,000               278,000                 0

                                 Nov. 30, 1997             461,000               124,000                 0

Advisor Equity Income - Class T  Nov. 30, 1999

                                 Nov. 30, 1998             1,700,000             545,000                 0

                                 Nov. 30, 1997             1,835,000             533,000                 0

Advisor Equity Income - Class B  Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      1,178,000

                                 Nov. 30, 1997            N/A                   N/A                      1,017,000

Advisor Equity Income - Class C  Nov. 30, 1999

                                 Nov. 30, 1998            N/A                   N/A                      10,000

                                 Nov. 30, 1997            N/A                   N/A                      0

Advisor Asset Allocation -       Nov. 30, 1999***
Class A

Advisor Asset Allocation -       Nov. 30, 1999***
Class T

Advisor Asset Allocation -       Nov. 30, 1999***
Class B

Advisor Asset Allocation -       Nov. 30, 1999***
Class C

Advisor Balanced - Class A       Nov. 30, 1999

                                 Nov. 30, 1998++           22,000                9,000                   0

                                 Oct. 31, 1998             173,000               57,000                  0

                                 Oct. 31, 1997             139,000               37,000                  0

Advisor Balanced - Class T       Nov. 30, 1999

                                 Nov. 30, 1998++           58,000                21,000                  0

                                 Oct. 31, 1998             940,000               263,000                 0

                                 Oct. 31, 1997             1,052,000             275,000                 0

Advisor Balanced - Class B       Nov. 30, 1999

                                 Nov. 30, 1998++          N/A                   N/A                      10,000

                                 Oct. 31, 1998            N/A                   N/A                      48,000

                                 Oct. 31, 1997+++         N/A                   N/A                      9,000

Advisor Balanced - Class C       Nov. 30, 1999

                                 Nov. 30, 1998++          N/A                   N/A                      1,000

                                 Oct. 31, 1998            N/A                   N/A                      6,000



                                                               CDSC Revenue

                                                               Amount Retained by FDC

                                 Fiscal Year  Ended

Advisor TechnoQuant Growth -     Nov. 30, 1999                  $
Class A

                                 Nov. 30, 1998                  0

                                 Nov. 30, 1997*                 0

Advisor TechnoQuant Growth -     Nov. 30, 1999
Class T

                                 Nov. 30, 1998                  0

                                 Nov. 30, 1997*                 0

Advisor TechnoQuant Growth -     Nov. 30, 1999
Class B

                                 Nov. 30, 1998                  47,726

                                 Nov. 30, 1997*                 18,557

Advisor TechnoQuant Growth -     Nov. 30, 1999
Class C

                                 Nov. 30, 1998                  422

                                 Nov. 30, 1997*                 0

Advisor Small Cap - Class A      Nov. 30, 1999

                                 Nov. 30, 1998**                0

Advisor Small Cap - Class T      Nov. 30, 1999

                                 Nov. 30, 1998**                0

Advisor Small Cap - Class B      Nov. 30, 1999

                                 Nov. 30, 1998**                5,341

Advisor Small Cap - Class C      Nov. 30, 1999

                                 Nov. 30, 1998**                1,436

Advisor Value Strategies -       Nov. 30, 1999
Class A

                                 Nov. 30, 1998                  0

                                 Nov. 30, 1997(dagger)          0

Advisor Value Strategies -       Nov. 30, 1999
Class T

                                 Nov. 30, 1998                  0

                                 Nov. 30, 1997(dagger)          0

                                 [Dec. 31, 1996                 0]

Advisor Value Strategies -       Nov. 30, 1999
Class B

                                 Nov. 30, 1998                  232,999

                                 Nov. 30, 1997(dagger)          304,658

                                 [Dec. 31, 1996                 243,510]

Advisor Value Strategies -       Nov. 30, 1999
Initial Class

                                 Nov. 30, 1998                   N/A

                                 Nov. 30, 1997(dagger)           N/A

                                 [Dec. 31, 1996                  N/A]

Advisor Mid Cap - Class A        Nov. 30, 1999

                                 Nov. 30, 1998                   0

                                 Nov. 30, 1997                   0

Advisor Mid Cap - Class T        Nov. 30, 1999

                                 Nov. 30, 1998                   0

                                 Nov. 30, 1997                   0

Advisor Mid Cap - Class B        Nov. 30, 1999

                                 Nov. 30, 1998                   138,632

                                 Nov. 30, 1997                   160,918

Advisor Mid Cap - Class C        Nov. 30, 1999

                                 Nov. 30, 1998                   2,300

                                 Nov. 30, 1997                   0

Advisor Retirement Growth -      Nov. 30, 1999***
Class A

Advisor Retirement Growth -      Nov. 30, 1999***
Class T

Advisor Retirement Growth -      Nov. 30, 1999***
Class B

Advisor Retirement Growth -      Nov. 30, 1999***
Class C

Advisor Equity Growth - Class A  Nov. 30, 1999

                                 Nov. 30, 1998                   0

                                 Nov. 30, 1997                   0

Advisor Equity Growth - Class T  Nov. 30, 1999

                                 Nov. 30, 1998                   0

                                 Nov. 30, 1997                   0

Advisor Equity Growth - Class B  Nov. 30, 1999

                                 Nov. 30, 1998                   488,000

                                 Nov. 30, 1997(dagger)(dagger)   53,000


Advisor Equity Growth - Class C  Nov. 30, 1999

                                 Nov. 30, 1998                   25,000

                                 Nov. 30, 1997                   0

Advisor Large Cap - Class A      Nov. 30, 1999

                                 Nov. 30, 1998                   0

                                 Nov. 30, 1997                   0

Advisor Large Cap - Class T      Nov. 30, 1999

                                 Nov. 30, 1998                   0

                                 Nov. 30, 1997                   0

Advisor Large Cap - Class B      Nov. 30, 1999

                                 Nov. 30, 1998                   50,675

                                 Nov. 30, 1997                   27,546

Advisor Large Cap - Class C      Nov. 30, 1999

                                 Nov. 30, 1998                   4,117

                                 Nov. 30, 1997                   0

Advisor Dividend Growth -        Nov. 30, 1999***
Class A

Advisor Dividend Growth -        Nov. 30, 1999***
Class T

Advisor Dividend Growth -        Nov. 30, 1999***
Class B

Advisor Dividend Growth -        Nov. 30, 1999***
Class C

Advisor Growth Opportunities     Nov. 30, 1999
- Class A

                                 Nov. 30, 1998                   0

                                 Nov. 30,
                                 1997(dagger)(dagger)(dagger)    0

                                 Oct. 31, 1997                   0

Advisor Growth Opportunities     Nov. 30, 1999
- Class T

                                 Nov. 30, 1998                   0

                                 Nov. 30,                        0
                                 1997(dagger)(dagger)(dagger)

                                 Oct. 31, 1997                   0

Advisor Growth Opportunities     Nov. 30, 1999
- Class B

                                 Nov. 30, 1998                   1,990,00

                                 Nov. 30,                        41,000
                                 1997(dagger)(dagger)(dagger)

                                 Oct. 31, 1997+                  154,000

Advisor Growth Opportunities     Nov. 30, 1999
- Class C

                                 Nov. 30, 1998                    98,000

                                 Nov. 30,                         0
                                 1997(dagger)(dagger)(dagger)

Advisor Growth & Income -        Nov. 30, 1999
Class A

                                 Nov. 30, 1998                    0

                                 Nov. 30, 1997*                   0

Advisor Growth & Income -        Nov. 30, 1999
Class T

                                 Nov. 30, 1998                    0

                                 Nov. 30, 1997*                   0

Advisor Growth & Income -        Nov. 30, 1999
Class B

                                 Nov. 30, 1998                    146,346

                                 Nov. 30, 1997*                   35,346

Advisor Growth & Income -        Nov. 30, 1999
Class C

                                 Nov. 30, 1998                    24,046

                                 Nov. 30, 1997*                   0

Advisor Equity Income - Class A  Nov. 30, 1999

                                 Nov. 30, 1998                    0

                                 Nov. 30, 1997                    0

Advisor Equity Income - Class T  Nov. 30, 1999

                                 Nov. 30, 1998                    0

                                 Nov. 30, 1997                    0

Advisor Equity Income - Class B  Nov. 30, 1999

                                 Nov. 30, 1998                    1,178,000

                                 Nov. 30, 1997                    1,017,000

Advisor Equity Income - Class C  Nov. 30, 1999

                                 Nov. 30, 1998                    10,000

                                 Nov. 30, 1997                    0

Advisor Asset Allocation -       Nov. 30, 1999***
Class A

Advisor Asset Allocation -       Nov. 30, 1999***
Class T

Advisor Asset Allocation -       Nov. 30, 1999***
Class B

Advisor Asset Allocation -       Nov. 30, 1999***
Class C

Advisor Balanced - Class A       Nov. 30, 1999

                                 Nov. 30, 1998++                  0

                                 Oct. 31, 1998                    0

                                 Oct. 31, 1997                    0

Advisor Balanced - Class T       Nov. 30, 1999

                                 Nov. 30, 1998++                  0

                                 Oct. 31, 1998                    0

                                 Oct. 31, 1997                    0

Advisor Balanced - Class B       Nov. 30, 1999

                                 Nov. 30, 1998++                  10,000

                                 Oct. 31, 1998                    48,000

                                 Oct. 31, 1997+++                 9,000

Advisor Balanced - Class C       Nov. 30, 1999

                                 Nov. 30, 1998++                  1,000

                                 Oct. 31, 1998                    6,000


   * Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   (dagger) For the fiscal period January 1, 1997 through November 30,
1997.

   (dagger)(dagger) For the fiscal period December 31, 1996 through November 30, 1997.

   (dagger)(dagger)(dagger) For the fiscal period November 1, 1997 through November 30, 1997.

   + For the fiscal period March 3, 1997 through October 31, 1997.

   ++ For the fiscal period November 1, 1998 through November 30,
1998.

   +++ For the fiscal period December 31, 1996 through October 31,
1997.

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class A Plan for each fund, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.75% of Class A's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 fee for Class A of each fund at an annual rate of 0.25% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class A for providing services intended to result in the sale of Class A shares and/or shareholder support services.

Pursuant to the Class T Plan for each of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, and Advisor Asset Allocation, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.75% of Class T's average net assets determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for each
of    Advisor Value Strategies,     Advisor Growth Opportunities, and
Advisor Balanced, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.65% of Class T's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 fee for Class T of each fund at an annual rate of 0.50% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class T for providing services intended to result in the sale of Class T shares and/or shareholder support services.

Pursuant to the Class B Plan for each fund, FDC is paid a monthly
12b-1 (distribution) fee at an annual rate of 0.75% of Class B's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class B Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets determined at the close of business on each day throughout the month.

Currently, FDC retains the full amount of 12b-1 (distribution) fees paid by Class B as compensation for providing services intended to result in the sale of Class B shares, and FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class B to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Pursuant to the Class C Plan for each fund, FDC is paid a monthly
12b-1 (distribution) fee at an annual rate of 0.75% of Class C's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class C Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets determined at the close of business on each day throughout the month.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries for providing shareholder support services. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.

   The table below shows the distribution fees paid by Class A for the fiscal year ended November 30, 1999.

   CLASS A DISTRIBUTION FEES

                              Fees Paid to  FDC  Paid by FDC to Intermediaries  Retained by FDC**

Advisor TechnoQuant Growth    $                  $                              $

Advisor Small Cap

Advisor Value Strategies

Advisor Mid Cap

Advisor Retirement Growth*

Advisor Equity Growth

Advisor Large Cap

Advisor Dividend Growth*

Advisor Growth Opportunities

Advisor Growth & Income

Advisor Equity Income

Advisor Asset Allocation*

Advisor Balanced


   * Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   ** Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

   The table below shows the distribution fees paid by Class T for the fiscal year ended November 30, 1999.

   CLASS T DISTRIBUTION FEES

                              Fees Paid to  FDC  Paid by FDC to Intermediaries  Retained by FDC**

Advisor TechnoQuant Growth    $                  $                              $

Advisor Small Cap

Advisor Value Strategies

Advisor Mid Cap

Advisor Retirement Growth*

Advisor Equity Growth

Advisor Large Cap

Advisor Dividend Growth*

Advisor Growth Opportunities

Advisor Growth & Income

Advisor Equity Income

Advisor Asset Allocation*

Advisor Balanced


   * Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   ** Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

   The table below shows the distribution and service fees paid by Class B for the fiscal year ended November 30, 1999.

   CLASS B DISTRIBUTION AND SERVICE FEES

                              Distribution Fees Paid to FDC  Distribution Fees Retained by  Service Fees Paid to FDC
                                                             FDC**

Advisor TechnoQuant Growth    $                              $                              $

Advisor Small Cap

Advisor Value Strategies

Advisor Mid Cap

Advisor Retirement Growth*

Advisor Equity Growth

Advisor Large Cap

Advisor Dividend Growth*

Advisor Growth Opportunities

Advisor Growth & Income

Advisor Equity Income

Advisor Asset Allocation*

Advisor Balanced



   CLASS B DISTRIBUTION AND SERVICE FEES

                              Service Fees FDC Paid to  Service Fees Retained by FDC***
                              Intermediaries

Advisor TechnoQuant Growth    $                         $

Advisor Small Cap

Advisor Value Strategies

Advisor Mid Cap

Advisor Retirement Growth*

Advisor Equity Growth

Advisor Large Cap

Advisor Dividend Growth*

Advisor Growth Opportunities

Advisor Growth & Income

Advisor Equity Income

Advisor Asset Allocation*

Advisor Balanced


   * Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   ** These amounts are retained by FDC for use in its capacity as distributor.

   *** Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

   The table below shows the distribution and service fees paid by Class C for the fiscal year ended November 30, 1999.

   CLASS C DISTRIBUTION AND SERVICE FEES

                              Distribution Fees Paid to FDC  Distribution Fees Paid by FDC  Distribution Fees Retained by
                                                             to Intermediaries              FDC**

Advisor TechnoQuant Growth    $                              $                              $

Advisor Small Cap

Advisor Value Strategies

Advisor Mid Cap

Advisor Retirement Growth*

Advisor Equity Growth

Advisor Large Cap

Advisor Dividend Growth*

Advisor Growth Opportunities

Advisor Growth & Income

Advisor Equity Income

Advisor Asset Allocation*

Advisor Balanced



   CLASS C DISTRIBUTION AND SERVICE FEES

                              Service Fees Paid to FDC  Service Fees Paid by FDC to  Service Fees Retained by FDC**
                                                        Intermediaries

Advisor TechnoQuant Growth    $                         $                            $

Advisor Small Cap

Advisor Value Strategies

Advisor Mid Cap

Advisor Retirement Growth*

Advisor Equity Growth

Advisor Large Cap

Advisor Dividend Growth*

Advisor Growth Opportunities

Advisor Growth & Income

Advisor Equity Income

Advisor Asset Allocation*

Advisor Balanced


   * Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   ** These amounts are retained by FDC for use in its capacity as distributor.

   *** Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under each Class A, Class T, Class B, and Class C Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares.

   [FMR made no payments either directly or through FDC to intermediaries for the fiscal year ended 1999.]

   [Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1999 amounted to the following:]

                              Class A  Class T  Class B  Class C  Institutional

Advisor TechnoQuant Growth    $        $        $        $        $

Advisor Small Cap

Advisor Value Strategies                                 **

Advisor Mid Cap

Advisor Retirement Growth*

Advisor Equity Growth

Advisor Large Cap

Advisor Dividend Growth*

Advisor Growth Opportunities

Advisor Growth & Income

Advisor Equity Income

Advisor Asset Allocation*

Advisor Balanced


   * Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   ** Fund does not offer Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Class A, Class T, Class B, Class C, and Institutional Class shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Class A, Class T, Class B, Class C, and Institutional Class of each fund has entered into a transfer agent agreement with FIIOC, an
affiliate of FMR. Initial Class of    Advisor Value Strategies     has
entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FIIOC and FSC perform transfer agency, dividend disbursing, and shareholder services for Class A, Class T, Class B, Class C, Institutional Class, and Initial Class of each fund.

For providing transfer agency services, FSC and FIIOC receive an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The account fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects small account fees from certain accounts with balances of less than $2,500.

FSC and FIIOC pay out-of-pocket expenses associated with providing transfer agent services. In addition, FSC and FIIOC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0450% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

                              Fiscal Year End  1999  1998                     1997

Advisor TechnoQuant Growth     11/30           $     $60,636                  $55,019*

Advisor Small Cap              11/30                 13,571**                 N/A

Advisor Value Strategies       11/30                 341,818                  310,776+

Advisor Mid Cap                11/30                 288,852                  266,208

Advisor Retirement Growth      11/30           ***   N/A                      N/A

Advisor Equity Growth          11/30                 816,007                  813,000

Advisor Large Cap              11/30                 65,096                   60,755

Advisor Dividend Growth        11/30           ***   N/A                      N/A

Advisor Growth Opportunities   11/30                 905,589                  78,000++

                               10/31           N/A   N/A                      836,000+++

Advisor Growth & Income        11/30                 264,289                  67,333*

Advisor Equity Income          11/30                 811,037                  808,212

Advisor Asset Allocation       11/30           ***   N/A                      N/A

Advisor Balanced               11/30                 67,064(dagger)           N/A

                               10/31           N/A   810,916(dagger)(dagger)  806,920


   * Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   + For the fiscal period January 1, 1997 through November 30,
1997.

   ++ For the fiscal period November 1, 1997 through November 30,
1997.

   +++ For the fiscal period November 1, 1996 through October 31,
1997.

   (dagger) For the fiscal period November 1, 1998 through November
30, 1998.

   (dagger)(dagger) For the fiscal period November 1, 1997 through October 31, 1998.

For administering each fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.

   [For the fiscal years ended November 30, 1999, 1998, and 1997, the funds paid no securities lending fees.]

   [Securities lending fees paid by the funds to FSC for the past three fiscal years are shown in the table below.]

                              Fiscal Year End  1999  1998              1997

Advisor TechnoQuant Growth     11/30           $     $                 $*

Advisor Small Cap              11/30                 **                N/A

Advisor Value Strategies       11/30                                   +

Advisor Mid Cap                11/30

Advisor Retirement Growth      11/30           ***   N/A               N/A

Advisor Equity Growth          11/30

Advisor Large Cap              11/30

Advisor Dividend Growth        11/30           ***   N/A               N/A

Advisor Growth Opportunities   11/30                                   ++

                               10/31           N/A   N/A               +++

Advisor Growth & Income        11/30                                   *

Advisor Equity Income          11/30

Advisor Asset Allocation       11/30           ***   N/A               N/A

Advisor Balanced               11/30                 (dagger)          N/A

                               10/31           N/A   (dagger)(dagger)

   * Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ** Advisor Small Cap commenced operations on September 9, 1998.

   *** Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   + For the fiscal period January 1, 1997 through November 30,
1997.

   ++ For the fiscal period November 1, 1997 through November 30,
1997.

   +++ For the fiscal period November 1, 1996 through October 31,
1997.

   (double dagger) For the fiscal period November 1, 1998 through November 30, 1998.

   (double dagger)(double dagger) For the fiscal period November 1, 1997 through October 31, 1998.

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Advisor TechnoQuant Growth, Advisor Small Cap,
   Advisor Value Strategies    , Advisor Mid Cap, Advisor Retirement
Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24,
1983.    On July 1, 1999, Advisor Value Strategies changed its name from Advisor Strategic Opportunities Fund to Advisor Value Strategies
Fund.     On January 1, 1996, Advisor Equity Growth changed its name from Advisor Equity Portfolio Growth to Advisor Equity Growth Fund. On February 24, 1995, Advisor Equity Income changed its name from Advisor Equity Portfolio Income to Advisor Equity Income Fund. On January 2, 1997, Advisor Balanced changed its name from Advisor Income & Growth Fund to Advisor Balanced Fund. Currently, there are thirteen funds in Fidelity Advisor Series I: Advisor TechnoQuant Growth, Advisor Small
Cap, A   dvisor Value Strategies,     Advisor Mid Cap, Advisor
Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or, for Class A, Class T, Class C,
Institutional, and Initial Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

 CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston,
Massachusetts is custodian of the assets of    Advisor Value
Strategies    , Advisor Mid Cap, Advisor Large Cap, and Advisor Growth
Opportunities. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts is custodian of the assets of Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York is custodian of the assets of Advisor TechnoQuant Growth, Advisor Equity Growth, Advisor Growth & Income, Advisor Equity Income, and Advisor Balanced. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain
funds advised by FMR. The Boston branch of    Advisor Value
Strategies',     Advisor Mid Cap's, Advisor Large Cap's, and Advisor
Growth Opportunities' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

 AUDITOR. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, serves as independent accountant for Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

   Deloitte &     Touche LLP, 200 Berkeley Street, Boston,
Massachusetts, serves as independent accountant for Advisor
TechnoQuant Growth, Advisor Value Strategies, Advisor Mid Cap, Advisor Equity Growth, Advisor Large Cap, Advisor Growth Opportunities,
Advisor Growth & Income, Advisor Equity Income, and Advisor Balanced. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

   Each of Advisor TechnoQuant Growth's, Advisor Small Cap's, Advisor Value Strategies', Advisor Mid Cap's, Advisor Equity Growth's, Advisor Large Cap's, Advisor Growth Opportunities', Advisor Growth & Income's, Advisor Equity Income's, and Advisor Balanced's financial statements
and financial highlights for the fiscal periods ended     November
30   , 1999, and report of the auditor, are included in each fund's annual report and are incorporated herein by reference. An annual report for each of Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation will be available once each fund has completed its first annual period.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity
Investments, Magellan, and Fidelity Focus are registered trademarks of FMR Corp.

TechnoQuant is a service mark of FMR Corp.

THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

PART C.  OTHER INFORMATION

Item 23.  Exhibits

 (a) (1) Amended and Restated Declaration of Trust, dated October 26, 1984, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 47.

     (2) Supplement to the Declaration of Trust, dated February 10, 1987, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 31.

     (3) Supplement to the Declaration of Trust, dated November 26, 1990, is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 31.

     (4) Supplement to the Declaration of Trust, dated December 20, 1991, is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 31.

     (5) Amendment to the Declaration of Trust, dated May 3, 1993, is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 31.

     (6) Supplement to the Declaration of Trust, dated August 25,
         1997, is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 41.

 (b)  By-Laws of the Trust are incorporated herein by reference to
      Exhibit 2 of Post-Effective Amendment No. 41.

 (c) Not applicable.

 (d) (1) Management Contract between Fidelity Advisor Asset Allocation Fund and Fidelity Management & Research Company, dated
         November 19, 1998, is incorporated herein by reference to
         Exhibit 5(ee) of Post-Effective Amendment No. 47.

     (2) Management Contract between Fidelity Advisor Balanced Fund and Fidelity Management & Research Company, dated February 26, 1999, is incorporated herein by reference to Exhibit
         (d)(2) of Post-Effective Amendment No. 49.

     (3) Management Contract between Fidelity Advisor Dividend Growth Fund and Fidelity Management & Research Company, dated
         November 19, 1998, is incorporated herein by reference to
         Exhibit 5(y) of Post-Effective Amendment No. 47.

     (4) Management Contract between Fidelity Advisor Equity Growth Fund and Fidelity Management & Research Company, dated
         September 1, 1997, is incorporated herein by reference to
         Exhibit 5(a) of Post-Effective Amendment No. 41.

     (5) Management Contract between Fidelity Advisor Equity Income Fund and Fidelity Management & Research Company, dated
         February 26, 1999, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 49.

     (6) Management Contract between Fidelity Advisor Growth & Income Fund and Fidelity Management & Research Company, dated
         December 1, 1996, is incorporated herein by reference to
         Exhibit 5(j) of Post-Effective Amendment No. 38.

     (7) Management Contract between Fidelity Advisor Growth
         Opportunities Fund and Fidelity Management & Research
         Company, dated February 28, 1998, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 43.

     (8) Management Contract between Fidelity Advisor Large Cap Fund and Fidelity Management & Research Company, dated January 18, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 32.

     (9) Management Contract between Fidelity Advisor Mid Cap Fund and Fidelity Management & Research Company, dated January 18, 1996, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 32.

    (10) Management Contract between Fidelity Advisor Retirement
         Growth Fund and Fidelity Management & Research Company, dated November 19, 1998, is incorporated herein by reference to
         Exhibit 5(bb) of Post-Effective Amendment No. 47.

    (11) Management Contract between Fidelity Advisor Small Cap Fund and Fidelity Management & Research Company, dated July 16, 1998, is incorporated herein by reference to Exhibit 5(v) of Post-Effective Amendment No. 45.

    (12) Management Contract between Fidelity Advisor Value Strategies Fund (formerly known as Fidelity Advisor Strategic
         Opportunities Fund) and Fidelity Management & Research
         Company, dated July 1, 1999, is filed herein as Exhibit
         (d)(12).

    (13) Management Contract between Fidelity Advisor TechnoQuant
         Growth Fund and Fidelity Management & Research Company, dated December 1, 1996, is incorporated herein by reference to
         Exhibit 5(k) of Post-Effective Amendment No. 38.

    (14) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Asset Allocation Fund, and Fidelity Management & Research (U.K.) Inc., dated
         November 19, 1998, is incorporated herein by reference to
         Exhibit 5(ff) of Post-Effective Amendment No. 47.

    (15) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Asset Allocation Fund, and Fidelity Management & Research (Far East) Inc., dated November 19, 1998, is incorporated herein by reference to
         Exhibit 5(gg) of Post-Effective Amendment No. 47.

    (16) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Balanced Fund, and Fidelity Management & Research (U.K.) Inc., dated February 26, 1999, is incorporated herein by reference to Exhibit
         (d)(16) of Post-Effective Amendment No. 49.

    (17) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Balanced Fund, and Fidelity Management & Research (Far East) Inc., dated
         February 26, 1999, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49.

    (18) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Dividend Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated
         November 19, 1998, is incorporated herein by reference to
         Exhibit 5(z) of Post-Effective Amendment No. 47.

    (19) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Dividend Growth Fund, and Fidelity Management & Research (Far East) Inc., dated November 19, 1998, is incorporated herein by reference to
         Exhibit 5(aa) of Post-Effective Amendment No. 47.

    (20) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated
         September 1, 1997, is incorporated herein by reference to
         Exhibit 5(d) of Post-Effective Amendment No. 41.

    (21) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Growth Fund, and Fidelity Management & Research (Far East) Inc., dated September 1, 1997, is incorporated herein by reference to
         Exhibit 5(e) of Post-Effective Amendment No. 41.

    (22) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Income Fund, and Fidelity Management & Research (U.K.) Inc., dated
         February 26, 1999, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 49.

    (23) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Equity Income Fund, and Fidelity Management & Research (Far East) Inc., dated February 26, 1999, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 49.

    (24) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, and Fidelity Management & Research (U.K.) Inc., dated
         December 1, 1996, is incorporated herein by reference to
         Exhibit 5(l) of Post-Effective Amendment No. 38.

    (25) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth & Income Fund, and Fidelity Management & Research (Far East) Inc., dated December 1, 1996, is incorporated herein by reference to
         Exhibit 5(m) of Post-Effective Amendment No. 38.

    (26) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, and Fidelity Management & Research (U.K.) Inc., dated February 28, 1998, is incorporated herein by reference to
         Exhibit 5(r) of Post-Effective Amendment No. 43.

    (27) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Growth Opportunities Fund, and Fidelity Management & Research (Far East) Inc., dated February 28, 1998, is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 43.

    (28) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, and Fidelity Management & Research (U.K.) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 32.

    (29) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Large Cap Fund, and Fidelity Management & Research (Far East) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 32.

    (30) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund, and Fidelity Management & Research (U.K.) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 32.

    (31) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Mid Cap Fund, and Fidelity Management & Research (Far East) Inc., dated January 18, 1996, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 32.

    (32) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Retirement Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated November 19, 1998, is incorporated herein by reference to
         Exhibit 5(cc) of Post-Effective Amendment No. 47.

    (33) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Retirement Growth Fund, and Fidelity Management & Research (Far East) Inc., dated November 19, 1998, is incorporated herein by reference to Exhibit 5(dd) of Post-Effective Amendment No. 47.

    (34) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, and Fidelity Management & Research (U.K.) Inc., dated July 16, 1998, is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 45.

    (35) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Small Cap Fund, and Fidelity Management & Research (Far East) Inc., dated July 16, 1998, is incorporated herein by reference to Exhibit 5(x) of Post-Effective Amendment No. 45.

    (36) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund), and Fidelity Management & Research (U.K.) Inc., dated February 28, 1998, is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 43.

    (37) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund), and Fidelity Management & Research (Far
         East) Inc., dated February 28, 1998, is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 43.

    (38) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated December 1, 1996, is incorporated herein by reference to
         Exhibit 5(n) of Post-Effective Amendment No. 38.

    (39) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor TechnoQuant Growth Fund, and Fidelity Management & Research (Far East) Inc., dated December 1, 1996, is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 38.

    (40) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Asset Allocation Fund, and Fidelity Investments Money Management, Inc., dated
         January 1, 1999, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 49.

    (41) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Balanced Fund, and Fidelity Investments Money Management, Inc., dated February 26, 1999, is incorporated herein by reference to Exhibit
         (d)(41) of Post-Effective Amendment No. 49.

 (e) (1) General Distribution Agreement between Fidelity Advisor Asset Allocation Fund and Fidelity Distributors Corporation, dated November 19, 1998, is incorporated herein by reference to
         Exhibit 6(m) of Post-Effective Amendment No. 47.

     (2) General Distribution Agreement between Fidelity Advisor
         Balanced Fund and Fidelity Distributors Corporation, dated February 26, 1999, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 49.

     (3) General Distribution Agreement between Fidelity Advisor
         Dividend Growth Fund and Fidelity Distributors Corporation, dated November 19, 1998, is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 47.

     (4) General Distribution Agreement between Fidelity Advisor Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund) and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to
         Exhibit 6(a) of Post-Effective Amendment No. 29.

     (5) Amendment to the General Distribution Agreement for Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), dated January 1, 1988, is incorporated herein by reference to Exhibit 6(b) of Post-Effective
         Amendment No. 29.

     (6) General Distribution Agreement between Fidelity Advisor
         Equity Income Fund and Fidelity Distributors Corporation, dated February 26, 1999, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 49.

     (7) General Distribution Agreement between Fidelity Advisor
         Growth & Income Fund and Fidelity Distributors Corporation, dated December 1, 1996, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 38.

     (8) General Distribution Agreement between Fidelity Advisor
         Growth Opportunities Fund and Fidelity Distributors
         Corporation, dated February 28, 1998, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 43.

     (9) General Distribution Agreement between Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation, dated January 18, 1996, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 32.

    (10) General Distribution Agreement between Fidelity Advisor Mid Cap Fund and Fidelity Distributors Corporation, dated January 18, 1996, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 32.

    (11) Amendments to the General Distribution Agreement between Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's (File No. 2-58774) Post-Effective Amendment No. 61.

    (12) General Distribution Agreement between Fidelity Advisor
         Retirement Growth Fund and Fidelity Distributors Corporation, dated November 19, 1998, is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 47.

    (13) General Distribution Agreement between Fidelity Advisor Small Cap Fund and Fidelity Distributors Corporation, dated July 16, 1998, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 45.

    (14) General Distribution Agreement between Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund) and Fidelity Distributors Corporation, dated February 28, 1998, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 43.

   (15) General Distribution Agreement between Fidelity Advisor
        TechnoQuant Growth Fund and Fidelity Distributors Corporation, dated December 1, 1996, is incorporated herein by reference to
        Exhibit 6(i) of Post-Effective Amendment No. 38.

   (16) Form of Bank Agency Agreement (most recently revised January,
        1997) is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 43.

   (17) Form of Selling Dealer Agreement (most recently revised
        January, 1997) is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 43.

   (18) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997) is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 43.

 (f) (1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.

 (g) (1) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Balanced Fund, and Fidelity Advisor Equity Income Fund are incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's (File No. 2-90649) Post-Effective Amendment No. 59.

     (2) Appendix A, dated September 29, 1999, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Balanced Fund, and Fidelity Advisor Equity Income Fund is filed herein as Exhibit g(2).

     (3) Appendix B, dated June 17, 1999, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Balanced Fund, and Fidelity Advisor Equity Income Fund is incorporated herein by reference to Exhibit g(3) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 102.

     (4) Addendum, dated October 21, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Balanced Fund, and Fidelity Advisor Equity Income Fund is incorporated herein by reference to Exhibit g(4) of Fidelity Charles Street Trust's (File No. 2-73133) Post-Effective Amendment No. 65.

     (5) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund) are incorporated herein by reference to
         Exhibit 8(a) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 56.

     (6) Appendix A, dated August 11, 1999, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund) is filed herein as Exhibit g(6).

     (7) Appendix B, dated September 16, 1999, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund) is filed herein as Exhibit g(7).

     (8) Addendum, dated October 21, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund) is incorporated herein by reference to Exhibit g(4) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 68.

     (9) Custodian Agreement and Appendix C, dated February 1, 1996, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Small Cap Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Retirement Growth Fund, and Fidelity Advisor Asset Allocation Fund are incorporated herein by reference to Exhibit 8(b) of Fidelity Institutional Trust's (File No. 33-15983) Post-Effective Amendment No. 22.

    (10) Appendix A, dated November 19, 1998, to the Custodian Agreement, dated February 1, 1996, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Small Cap Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Retirement Growth Fund, and Fidelity Advisor Asset Allocation Fund is incorporated herein by reference to Exhibit g(2) of Fidelity Advisor Series VIII's (File No. 2-86711) Post-Effective Amendment No. 53.

    (11) Appendix B, dated September 16, 1999, to the Custodian Agreement, dated February 1, 1996, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Small Cap Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Retirement Growth Fund, and Fidelity Advisor Asset Allocation Fund is filed herein as Exhibit g(11).

    (12) Addendum, dated October 21, 1996, to the Custodian Agreement, dated February 1, 1996, between State Street Bank and Trust Company and Fidelity Advisor Series I on behalf of Fidelity Advisor Small Cap Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Retirement Growth Fund, and Fidelity Advisor Asset Allocation Fund is incorporated herein by reference to Exhibit g(4) of Fidelity Advisor Series VIII's (File No. 2-86711) Post-Effective Amendment No. 54.

    (13) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Large Cap Fund, and Fidelity Advisor Mid Cap Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolio's (File No. 2-74808) Post-Effective Amendment No. 31.

    (14) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

    (15) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Large Cap Fund, and Fidelity Advisor Mid Cap Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

    (16) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Advisor Series I on behalf of Fidelity Equity Portfolio Growth (currently known as Fidelity Advisor Equity Growth Fund), Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Large Cap Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios'(File No. 2-74808) Post-Effective Amendment No. 31.

    (17) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808)
         Post-Effective Amendment No. 31.

    (18) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Equity Growth Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

    (19) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Advisor Series I on behalf of Fidelity Advisor Asset Allocation Fund, Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Retirement Growth Fund, Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund), and Fidelity Advisor TechnoQuant Growth Fund are incorporated herein by reference to Exhibit (g)(20) of Post-Effective Amendment No. 48.

    (20) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series I on behalf of Fidelity Advisor Asset Allocation Fund, Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Retirement Growth Fund, Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund), and Fidelity Advisor TechnoQuant Growth Fund are incorporated herein by reference to Exhibit (g)(21) of Post-Effective Amendment No. 48.

    (21) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Advisor Series I on behalf of Fidelity Advisor Asset Allocation Fund, Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Retirement Growth Fund, Fidelity Advisor Strategic Opportunities Fund (currently known as Fidelity Advisor Value Strategies Fund), and Fidelity Advisor TechnoQuant Growth Fund are incorporated herein by reference to Exhibit (g)(22) of Post-Effective Amendment No. 48.

 (h)  Not applicable.

 (i)  Not applicable.

 (j)  Not applicable.

 (k)  Not applicable.

 (l)  Not applicable.

 (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Asset Allocation Fund: Class A is filed herein as Exhibit m(1).

     (2) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Asset Allocation Fund: Class T is filed herein as Exhibit m(2).

     (3) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Asset Allocation Fund: Class B is filed herein as Exhibit m(3).

     (4) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Asset Allocation Fund: Class C is filed herein Exhibit m(4).

     (5) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Asset Allocation Fund: Institutional Class is filed herein as Exhibit m(5).

     (6) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Balanced Fund: Class A is filed herein as
         Exhibit m(6).

     (7) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Balanced Fund: Class T is filed herein as
         Exhibit m(7).

     (8) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Balanced Fund: Class B is filed herein as
         Exhibit m(8).

     (9) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Balanced Fund: Class C is filed herein as
         Exhibit m(9).

    (10) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Balanced Fund: Institutional Class is filed herein as Exhibit m(10).

    (11) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Dividend Growth Fund: Class A is filed herein as Exhibit m(11).

    (12) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Dividend Growth Fund: Class T is filed herein as Exhibit m(12).

    (13) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Dividend Growth Fund: Class B is filed herein as Exhibit m(13).

    (14) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Dividend Growth Fund: Class C is filed herein as Exhibit m(14).

    (15) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Dividend Growth Fund: Institutional Class is filed herein as Exhibit m(15).

    (16) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Growth Fund: Class A is filed herein as Exhibit m(16).

    (17) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Growth Fund: Class T is filed herein as Exhibit m(17).

    (18) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Growth Fund: Class B is filed herein as Exhibit m(18).

    (19) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Growth Fund: Class C is filed herein as Exhibit m(19).

    (20) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Growth Fund (formerly known as
         Fidelity Advisor Equity Portfolio Growth): Institutional
         Class is filed herein as Exhibit m(20).

    (21) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Income Fund: Class A is filed herein as Exhibit m(21).

    (22) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Income Fund: Class T is filed herein as Exhibit m(22).

    (23) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Income Fund: Class B is filed herein as Exhibit m(23).

    (24) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Income Fund: Class C is filed herein as Exhibit m(24).

    (25) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Equity Income Fund: Institutional Class is filed herein as Exhibit (m)(25).

    (26) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth & Income Fund: Class A is filed herein as Exhibit m(26).

    (27) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth & Income Fund: Class T is filed herein as Exhibit m(27).

    (28) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth & Income Fund: Class B is filed herein as Exhibit m(28).

    (29) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth & Income Fund: Class C is filed as
         Exhibit m(29).

    (30) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth & Income Fund: Institutional Class is filed herein as Exhibit m(30).

    (31) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth Opportunities Fund: Class A is filed herein as Exhibit m(31).

    (32) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth Opportunities Fund: Class T is filed herein as Exhibit m(32).

    (33) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth Opportunities Fund: Class B is filed herein as Exhibit m(33).

    (34) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth Opportunities Fund: Class C is filed herein as Exhibit m(34).

    (35) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Growth Opportunities Fund: Institutional Class is filed herein as Exhibit m(35).

    (36) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Large Cap Fund: Class A is filed herein as Exhibit m(36).

    (37) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Large Cap Fund: Class T is filed herein as Exhibit m(37).

    (38) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Large Cap Fund: Class B is filed herein as Exhibit m(38).

    (39) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Large Cap Fund: Class C is filed herein as Exhibit m(39).

    (40) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Large Cap Fund: Institutional Class is filed herein as Exhibit m(40).

    (41) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Mid Cap Fund: Class A is filed herein as
         Exhibit m(41).

    (42) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Mid Cap Fund: Class T (formerly known as Class A) is filed herein as Exhibit m(42).

    (43) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Mid Cap Fund: Class B is filed herein as
         Exhibit m(43).

    (44) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Mid Cap Fund: Class C is filed herein as
         Exhibit m(44).

    (45) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Mid Cap Fund: Institutional Class is filed herein as Exhibit m(45).

    (46) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Retirement Growth Fund: Class A is filed herein as Exhibit m(46).

    (47) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Retirement Growth Fund: Class T is filed herein as Exhibit m(47).

    (48) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Retirement Growth Fund: Class B is filed herein as Exhibit m(48).

    (49) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Retirement Growth Fund: Class C is filed herein as Exhibit m(49).

    (50) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Retirement Growth Fund: Institutional Class is filed herein as Exhibit m(50).

    (51) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Small Cap Fund: Class A is filed herein as Exhibit m(51).

    (52) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Small Cap Fund: Class T is filed herein as Exhibit m(52).

    (53) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Small Cap Fund: Class B is filed herein as Exhibit m(53).

    (54) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Small Cap Fund: Class C is filed herein as Exhibit m(54).

    (55) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Small Cap Fund: Institutional Class is filed herein as Exhibit m(55).

    (56) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Value Strategies Fund (formerly known as Fidelity Advisor Strategic Opportunities Fund): Class A is filed herein as Exhibit m(56).

    (57) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Value Strategies Fund (formerly known as Fidelity Advisor Strategic Opportunities Fund): Class T is filed herein as Exhibit m(57).

    (58) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Value Strategies Fund (formerly known as Fidelity Advisor Strategic Opportunities Fund): Class B is filed herein as Exhibit m(58).

    (59) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor Value Strategies Fund (formerly known as Fidelity Advisor Strategic Opportunities Fund): Institutional Class is filed herein as Exhibit m(59).

    (60) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor TechnoQuant Growth Fund: Class A is filed herein as Exhibit m(60).

    (61) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor TechnoQuant Growth Fund: Class T is filed herein as Exhibit m(61).

    (62) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor TechnoQuant Growth Fund: Class B is filed herein as Exhibit m(62).

    (63) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor TechnoQuant Growth Fund: Class C is filed herein as Exhibit m(63).

    (64) Distribution and Service Plan pursuant to Rule 12b-1 for
         Fidelity Advisor TechnoQuant Growth Fund: Institutional Class is filed herein as Exhibit m(64).

 (n)  Not applicable.

 (o) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3, dated March 19, 1998, is incorporated herein by reference to
         Exhibit 18(a) of Post-Effective Amendment No. 45.

     (2) Schedule I, dated August 30, 1999, to Multiple Class of Shares Plan pursuant to Rule 18f-3 on behalf of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Balanced Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Retirement Growth Fund, and Fidelity Advisor Asset Allocation Fund is filed herein as Exhibit (o)(2).

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.


Item 25. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Chairman
                           and Representative Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East; Director
                           of Strategic Advisers, Inc.;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John Avery                 Vice President of FMR.



Robert Bertelson           Vice President of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Robert C. Chow             Vice President of FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Laura B. Cronin            Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Catherine Collins          Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



William Danoff             Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Senior Vice President of FMR
                           and of funds advised by FMR.



Stephen DuFour             Vice President of FMR.



Margaret L. Eagle          Vice President of FMR and of
                           a fund advised by FMR.



William R. Ebsworth        Vice President of FMR.



David Felman               Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Karen Firestone            Vice President of FMR.



Michael B. Fox             Assistant Treasurer of FMR,
                           FIMM, FMR U.K., and FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp. and
                           Strategic Advisers, Inc.;
                           Vice President of FMR U.K.,
                           FMR Far East, and FIMM.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Vice President Deputy
                           General Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR
                           and Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR;
                           Senior Vice President of
                           FIMM; Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR and
                           Director of Technical
                           Research.



Frederick Hoff             Vice President of FMR.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Shigeki Makino             Vice President of FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



James McDowell             Senior Vice President of FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Stephen Petersen           Senior Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel, and Clerk of FMR
                           and Secretary of funds
                           advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           a fund advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Jason Weiner               Vice President of FMR.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.





(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
     25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMR,
                        FMR Corp., FIMM, and FMR Far
                        East; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman of the
                        Executive Committee of FMR;
                        Chairman and Representative
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR, and
                        FMR Far East; Director of
                        Strategic Advisers, Inc.;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Laura B. Cronin         Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FMR
                        U.K., FMR, FMR Far East, and
                        FIMM; Vice President of FMR
                        U.K., FMR Far East, and
                        FIMM; Vice President and
                        Treasurer of FMR Corp. and
                        Strategic Advisers, Inc.



Simon Fraser            Senior Vice President of FMR
                        U.K. and Director and
                        President of FIIA.



Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
                        President Deputy General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR U.K.,
                        FMR Far East, and Strategic
                        Advisers, Inc.; Assistant
                        Secretary of FIMM.



Francis V. Knox         Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.

(3) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FIMM, and
                        FMR U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited (FIJ); President and
                        Trustee of funds advised by
                        FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., and FMR;
                        Director of Strategic
                        Advisers, Inc.; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Laura B. Cronin         Treasurer of FMR Far East,
                        FMR U.K., FMR, and FIMM and
                        Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FMR
                        Far East, FMR, FMR U.K., and
                        FIMM; Vice President of FMR
                        Far East and FMR U.K.; Vice
                        President and Treasurer of
                        FMR Corp. and Strategic
                        Advisers, Inc.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp., and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
                        President Deputy General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K., and
                        Strategic Advisers, Inc.;
                        Assistant Secretary of FIMM.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        FIJ.






(4)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
     1 Spartan Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FIMM, FMR, FMR
                        Corp., FMR Far East, and FMR
                        U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited (FIJ); President and
                        Trustee of funds advised by
                        FMR.



Robert C. Pozen         President and Director of
                        FIMM; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FMR, FMR U.K.,
                        and FMR Far East; Director
                        of Strategic Advisers, Inc.;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Fred L. Henning Jr.     Senior Vice President of
                        FIMM; Senior Vice President
                        of FMR and Vice President of
                        Fixed-Income Funds advised
                        by FMR.



Boyce I. Greer          Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Money
                        Market Funds advised by FMR.



Dwight D. Churchill     Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Bond
                        Funds advised by FMR.



Laura B. Cronin         Treasurer of FIMM, FMR Far
                        East, FMR U.K., and FMR and
                        Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FIMM,
                        FMR U.K., FMR Far East, and
                        FMR; Vice President and
                        Treasurer of FMR Corp. and
                        Strategic Advisers, Inc.;
                        Vice President of FIMM, FMR
                        U.K., and FMR Far East.



Jay Freedman            Secretary of FIMM; Clerk of
                        FMR U.K., FMR Far East, FMR
                        Corp., and Strategic
                        Advisers, Inc.; Assistant
                        Clerk of FMR; Vice President
                        Deputy General Counsel FMR
                        Corp.



Susan Englander Hislop  Assistant Secretary of FIMM;
                        Assistant Clerk of FMR U.K.,
                        FMR Far East, and Strategic
                        Advisers, Inc.



Stanley N. Griffith     Assistant Secretary of FIMM.








Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, or State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

(a) The Registrant undertakes for Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Retirement Growth Fund, and Fidelity Advisor Asset Allocation Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 50 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 9th day of November 1999.

      Fidelity Advisor Series I

      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


(Signature)                     (Title)                        (Date)

/s/Edward C. Johnson 3d          President and Trustee          November 9, 1999
(dagger)

Edward C. Johnson 3d             (Principal Executive Officer)



/s/Richard A. Silver             Treasurer                      November 9, 1999


Richard A. Silver



/s/Robert C. Pozen               Trustee                        November 9, 1999


Robert C. Pozen



/s/Ralph F. Cox                  Trustee                        November 9, 1999
*

Ralph F. Cox



/s/Phyllis Burke Davis           Trustee                        November 9, 1999
*

Phyllis Burke Davis



/s/Robert M. Gates               Trustee                        November 9, 1999
**

Robert M. Gates



/s/E. Bradley Jones              Trustee                        November 9, 1999
*

E. Bradley Jones



/s/Donald J. Kirk                Trustee                        November 9, 1999
*

Donald J. Kirk



/s/Peter S. Lynch                Trustee                        November 9, 1999
*

Peter S. Lynch



/s/Marvin L. Mann                Trustee                        November 9, 1999
*

Marvin L. Mann



/s/William O. McCoy              Trustee                        November 9, 1999
*

William O. McCoy



/s/Gerald C. McDonough           Trustee                        November 9, 1999
*

Gerald C. McDonough



/s/Thomas R. Williams            Trustee                        November 9, 1999
*

Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d    July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson     /s/Peter S.
3d___________            Lynch________________

Edward C. Johnson 3d     Peter S. Lynch


/s/J. Gary               /s/William O.
Burkhead_______________  McCoy______________

J. Gary Burkhead         William O. McCoy




/s/Ralph F. Cox          /s/Gerald C.
__________________       McDonough___________

Ralph F. Cox             Gerald C. McDonough




/s/Phyllis Burke         /s/Marvin L.
Davis_____________       Mann________________

Phyllis Burke Davis      Marvin L. Mann




/s/E. Bradley            /s/Thomas R. Williams
Jones________________    ____________

E. Bradley Jones         Thomas R. Williams




/s/Donald J. Kirk
__________________

Donald J. Kirk





POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997

Robert M. Gates